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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end:	December 31
Date of reporting period:	January 1, 2011 – March 31, 2011

Item 1.  Schedule of Investments

[LOGO]

2011 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2011

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2011 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., a member of FINRA, and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.0%
Consumer Discretionary - 13.6%
Abercrombie & Fitch Co. Class A	1,800	106
Amazon.com, Inc. (Æ)	14,183	2,555
American Eagle Outfitters, Inc.	54,100	860
Autoliv, Inc.	3,100	230
Avon Products, Inc.	32,700	884
Bed Bath & Beyond, Inc. (Æ)	18,651	900
BJ’s Wholesale Club, Inc. (Æ)	4,500	220
BorgWarner, Inc. (Æ)	2,900	231
Cablevision Systems Corp. Class A	8,300	287
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	2,900	42
Coach, Inc.	20,800	1,082
Comcast Corp. Class A	64,341	1,591
Costco Wholesale Corp.	20,700	1,518
DIRECTV, Inc. Class A (Æ)	5,100	239
DISH Network Corp. Class A (Æ)	10,000	244
Embraer SA - ADR (Æ)	8,700	293
Estee Lauder Cos., Inc. (The) Class A	10,119	975
Ford Motor Co. (Æ)(Ñ)	112,441	1,677
Gap, Inc. (The)	43,800	993
General Motors Co. (Æ)	17,200	534
Harman International Industries, Inc.	2,900	136
Home Depot, Inc.	80,839	2,996
Hyatt Hotels Corp. (Æ)	4,200	181
JC Penney Co., Inc.	8,055	289
Johnson Controls, Inc.	57,678	2,398
Kohl’s Corp.	9,100	483
Las Vegas Sands Corp. (Æ)	43,815	1,849
Lear Corp.	7,468	365
Lowe’s Cos., Inc.	101,950	2,695
McDonald’s Corp.	24,600	1,872
NetFlix, Inc. (Æ)	1,700	403
Nielsen Holdings NV (Æ)	35,996	983
Nike, Inc. Class B	24,368	1,845
Omnicom Group, Inc.	3,700	182
priceline.com, Inc. (Æ)	2,896	1,467
Royal Caribbean Cruises, Ltd. (Æ)	20,200	833
Stanley Black & Decker, Inc.	29,550	2,264
Starbucks Corp.	50,360	1,861
Starwood Hotels & Resorts Worldwide, Inc. (ö)	6,600	384
Target Corp.	9,500	475
TE Connectivity Limited	16,022	558
Tesla Motors, Inc. (Æ)(Ñ)	4,400	122
Tiffany & Co.	11,300	694
Time Warner Cable, Inc.	3,200	228
Time Warner, Inc.	106,166	3,788
TJX Cos., Inc.	29,728	1,479
Viacom, Inc. Class A	83,235	3,872
Wal-Mart Stores, Inc.	27,800	1,447
Walt Disney Co. (The)	94,156	4,056
Wendy’s/Arby’s Group, Inc. Class A	43,400	218
Whirlpool Corp.	7,700	657

		56,541

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 8.0%
Archer-Daniels-Midland Co.	46,050	1,658
Clorox Co. (Ñ)	8,300	582
Coca-Cola Co. (The)	130,665	8,671
Colgate-Palmolive Co.	5,700	460
ConAgra Foods, Inc.	51,936	1,233
Corn Products International, Inc.	8,000	415
CVS Caremark Corp.	3,300	113
Dr Pepper Snapple Group, Inc.	6,600	245
General Mills, Inc.	26,700	976
Hershey Co. (The)	3,900	212
HJ Heinz Co.	21,600	1,055
Kimberly-Clark Corp.	8,200	535
Kraft Foods, Inc. Class A	56,000	1,756
Kroger Co. (The)	20,000	479
Lorillard, Inc.	4,800	456
Mead Johnson Nutrition Co. Class A	7,200	417
PepsiCo, Inc.	96,820	6,238
Procter & Gamble Co. (The)	77,238	4,757
Safeway, Inc.	25,800	607
Sara Lee Corp.	11,900	210
Whole Foods Market, Inc.	31,499	2,075

		33,150

Energy - 12.4%
Anadarko Petroleum Corp.	13,200	1,081
Apache Corp.	22,576	2,955
Cameron International Corp. (Æ)	24,090	1,375
Chevron Corp.	43,650	4,689
ConocoPhillips	79,804	6,374
Continental Resources, Inc. (Æ)	1,000	71
Devon Energy Corp.	26,506	2,433
Dresser-Rand Group, Inc. (Æ)	10,400	558
EnCana Corp.	14,000	483
EOG Resources, Inc.	11,107	1,316
Exxon Mobil Corp.	11,100	934
Halliburton Co.	61,750	3,078
Marathon Oil Corp.	83,434	4,448
Massey Energy Co.	14,300	978
Murphy Oil Corp.	6,900	507
Nabors Industries, Ltd. (Æ)	2,900	88
National Oilwell Varco, Inc.	12,335	978
Occidental Petroleum Corp.	57,315	5,988
Pioneer Natural Resources Co. (Ñ)	15,786	1,609
QEP Resources, Inc.	8,600	349
Rowan Cos., Inc. (Æ)	4,800	212
Royal Dutch Shell PLC - ADR	9,500	692
Schlumberger, Ltd.	38,900	3,628
SM Energy Co.	1,800	134
Spectra Energy Corp.	5,100	139
Statoil ASA - ADR (Ñ)	29,600	818
Suncor Energy, Inc.	24,400	1,094
SunPower Corp. Class B (Æ)	62,100	1,035
Total SA - ADR	8,400	512
Valero Energy Corp.	10,100	301
Walter Energy, Inc. Class A	9,560	1,295
Whiting Petroleum Corp. (Æ)	6,180	454

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Williams Cos., Inc. (The)	28,100	876

		51,482

Financial Services - 15.4%
Aflac, Inc.	25,400	1,341
Allied World Assurance Co. Holdings, Ltd.	3,100	194
Allstate Corp. (The)	43,081	1,369
American Express Co.	52,263	2,363
American Financial Group, Inc.	7,500	263
Ameriprise Financial, Inc.	6,900	421
Ares Capital Corp.	4,300	73
Assurant, Inc.	7,900	304
Axis Capital Holdings, Ltd.	7,100	248
Bank of America Corp.	102,500	1,366
Bank of New York Mellon Corp. (The)	97,045	2,898
BB&T Corp.	104,525	2,869
Berkshire Hathaway, Inc. Class B (Æ)	900	75
BlackRock, Inc. Class A	7,150	1,437
BOK Financial Corp.	1,300	67
Charles Schwab Corp. (The)	50,650	913
Chubb Corp.	7,600	466
Citigroup, Inc. (Æ)	158,300	700
City National Corp.	3,300	188
CNA Financial Corp.	3,500	103
DiamondRock Hospitality Co. (ö)	5,000	56
Discover Financial Services	28,100	678
Endurance Specialty Holdings, Ltd.	7,000	342
Equifax, Inc.	9,200	357
Federated Investors, Inc. Class B (Ñ)	18,800	503
Fifth Third Bancorp	88,372	1,227
Fulton Financial Corp. (Ñ)	17,500	194
Goldman Sachs Group, Inc. (The)	15,844	2,512
Hartford Financial Services Group, Inc.	36,100	972
HCC Insurance Holdings, Inc.	8,800	276
Hersha Hospitality Trust Class A (ö)	3,200	19
Hudson City Bancorp, Inc.	52,000	503
Huntington Bancshares, Inc.	213,000	1,414
Interactive Brokers Group, Inc. Class A	4,300	68
Jefferies Group, Inc.	14,500	362
JPMorgan Chase & Co.	186,936	8,618
KeyCorp	60,100	534
Liberty Property Trust (Ñ)(ö)	5,100	168
Lincoln National Corp.	40,300	1,211
Loews Corp.	8,100	349
Marsh & McLennan Cos., Inc.	25,400	757
Mastercard, Inc. Class A	3,828	964
Mercury General Corp.	11,200	438
MetLife, Inc.	137,377	6,146
Morgan Stanley	51,100	1,396
Netspend Holdings, Inc. (Æ)	1,888	20
Northern Trust Corp.	27,482	1,395
NYSE Euronext	3,467	122
People’s United Financial, Inc.	29,000	365
Plum Creek Timber Co., Inc. (Ñ)(ö)	4,352	190
PNC Financial Services Group, Inc.	22,822	1,437
Post Properties, Inc. (ö)	2,500	98
Progressive Corp. (The)	13,600	287

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.	8,900	548
Reinsurance Group of America, Inc. Class A	1,900	119
State Street Corp.	23,400	1,052
SunTrust Banks, Inc.	40,600	1,171
Symetra Financial Corp.	4,500	61
T Rowe Price Group, Inc.	2,200	146
Transatlantic Holdings, Inc.	7,100	346
Umpqua Holdings Corp.	3,000	34
Unum Group	4,000	105
US Bancorp	54,933	1,451
Valley National Bancorp	32,239	450
Visa, Inc. Class A	11,737	864
Washington Federal, Inc.	2,900	50
Webster Financial Corp.	4,700	101
Wells Fargo & Co.	167,946	5,324
Weyerhaeuser Co. (ö)	24,897	612

		64,070

Health Care - 11.1%
Abbott Laboratories	43,700	2,144
Aetna, Inc.	13,500	505
Alexion Pharmaceuticals, Inc. (Æ)	4,500	444
Allergan, Inc.	63,262	4,493
AMERIGROUP Corp. Class A (Æ)	1,900	122
AmerisourceBergen Corp. Class A	7,700	305
Baxter International, Inc.	15,300	823
Boston Scientific Corp. (Æ)	59,800	430
Cerner Corp. (Æ)	5,400	600
Cigna Corp.	4,200	186
Covance, Inc. (Æ)	10,800	591
Coventry Health Care, Inc. (Æ)	13,000	415
Covidien PLC	44,970	2,336
Dendreon Corp. (Æ)	13,900	520
Eli Lilly & Co. (Ñ)	15,900	559
Express Scripts, Inc. Class A (Æ)	13,200	734
Gilead Sciences, Inc. (Æ)	8,300	352
HCA Holdings, Inc. (Æ)	26,200	887
Hologic, Inc. (Æ)	19,700	437
Humana, Inc. (Æ)	6,800	476
Illumina, Inc. (Æ)	9,157	642
Johnson & Johnson	35,100	2,079
Lincare Holdings, Inc.	20,288	601
Medicis Pharmaceutical Corp. Class A	32,000	1,025
Medtronic, Inc.	23,716	933
Merck & Co., Inc.	78,241	2,583
Pfizer, Inc.	284,223	5,773
Quest Diagnostics, Inc.	15,700	906
Sanofi-Aventis SA - ADR	97,750	3,443
St. Jude Medical, Inc.	12,900	661
Stryker Corp.	47,366	2,879
Teleflex, Inc.	7,000	406
Thermo Fisher Scientific, Inc. (Æ)	16,517	918
UnitedHealth Group, Inc.	36,600	1,655
Vertex Pharmaceuticals, Inc. (Æ)	6,500	312
Warner Chilcott PLC Class A	47,300	1,101

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Watson Pharmaceuticals, Inc. Class B (Æ)	19,275	1,080
WellPoint, Inc.	14,700	1,026
Zimmer Holdings, Inc. (Æ)	13,400	811

		46,193

Materials and Processing - 3.8%
Air Products & Chemicals, Inc.	12,400	1,118
Bemis Co., Inc.	14,300	469
Celanese Corp. Class A	15,700	697
Cliffs Natural Resources, Inc.	5,189	510
Cytec Industries, Inc.	4,700	256
Eastman Chemical Co.	5,951	591
EI du Pont de Nemours & Co.	19,700	1,083
Freeport-McMoRan Copper & Gold, Inc. Class B	8,200	456
Huntsman Corp.	37,600	653
MeadWestvaco Corp.	10,200	309
Monsanto Co.	36,560	2,642
Nucor Corp.	17,700	815
Owens-Illinois, Inc. (Æ)	24,700	746
Packaging Corp. of America	9,200	266
Potash Corp. of Saskatchewan, Inc.	32,640	1,922
Reliance Steel & Aluminum Co.	1,600	92
Rio Tinto PLC - ADR	11,700	832
Rockwood Holdings, Inc. (Æ)	1,200	59
Sealed Air Corp.	34,958	932
SPX Corp.	2,400	191
Textron, Inc.	4,300	118
Vulcan Materials Co. (Ñ)	20,400	930

		15,687

Producer Durables - 11.9%
3M Co.	11,800	1,103
Accenture PLC Class A	91,586	5,034
AGCO Corp. (Æ)	2,300	126
Agilent Technologies, Inc. (Æ)	22,582	1,011
AO Smith Corp.	1,900	84
Atlas Air Worldwide Holdings, Inc. (Æ)	1,900	132
Automatic Data Processing, Inc.	15,600	800
Boeing Co. (The)	25,100	1,856
Caterpillar, Inc.	26,531	2,954
Chicago Bridge & Iron Co. NV	2,500	102
CNH Global NV (Æ)	1,200	58
Convergys Corp. (Æ)	9,800	141
CSX Corp.	7,400	582
Danaher Corp.	23,200	1,204
Deere & Co.	14,802	1,434
Delta Air Lines, Inc. (Æ)	58,200	570
Eaton Corp.	2,000	111
EMCOR Group, Inc. (Æ)	4,500	139
Emerson Electric Co.	15,900	929
Esterline Technologies Corp. (Æ)	1,100	78
FedEx Corp.	27,499	2,572
Fluor Corp.	35,231	2,596
Gardner Denver, Inc.	1,100	86
General Dynamics Corp.	22,451	1,720
General Electric Co.	125,300	2,512

	Principal Amount ($) or Shares	Market Value $
Goodrich Corp.	1,000	86
Harsco Corp.	17,800	628
Honeywell International, Inc.	60,545	3,616
Huntington Ingalls Industries, Inc. (Æ)	1,233	51
Jacobs Engineering Group, Inc. (Æ)	2,800	144
Joy Global, Inc.	2,900	287
KBR, Inc.	10,200	385
Lexmark International, Inc. Class A (Æ)	8,300	307
Lockheed Martin Corp.	8,000	643
Manpower, Inc.	17,903	1,126
McDermott International, Inc. (Æ)	3,500	89
Moody’s Corp.	19,400	658
Moog, Inc. Class A (Æ)	2,100	96
Northrop Grumman Corp.	7,400	464
Pitney Bowes, Inc.	25,700	660
Raytheon Co.	21,800	1,109
Republic Services, Inc. Class A	24,100	724
Rockwell Automation, Inc.	15,000	1,419
Rockwell Collins, Inc.	5,460	354
RR Donnelley & Sons Co.	26,400	499
Ryder System, Inc.	4,200	213
Shaw Group, Inc. (The) (Æ)	2,000	71
Terex Corp. (Æ)	9,900	367
Union Pacific Corp.	5,800	570
Unisys Corp. (Æ)	1,300	41
United Continental Holdings, Inc. (Æ)	12,800	294
United Parcel Service, Inc. Class B	63,667	4,731
United Technologies Corp.	6,600	559
URS Corp. (Æ)	6,600	304
Verisk Analytics, Inc. Class A (Æ)	322	11
Waste Management, Inc.	12,200	456
Xerox Corp.	40,000	426

		49,322

Technology - 17.2%
Acme Packet, Inc. (Æ)	1,500	106
Alcatel-Lucent - ADR (Æ)	81,100	471
Amdocs, Ltd. (Æ)	13,100	378
Amphenol Corp. Class A	39,188	2,131
AOL, Inc. (Æ)	8,700	170
Apple, Inc. (Æ)	26,049	9,078
Applied Materials, Inc.	197,720	3,088
Baidu, Inc. - ADR (Æ)	3,800	524
BCE, Inc.	53,850	1,957
Broadcom Corp. Class A	69,094	2,721
Brocade Communications Systems, Inc. (Æ)	16,500	101
CA, Inc.	6,400	155
Check Point Software Technologies, Ltd. (Æ)(Ñ)	15,200	776
Cisco Systems, Inc.	52,700	904
Citrix Systems, Inc. (Æ)	16,100	1,183
Cognex Corp.	2,400	68
Cognizant Technology Solutions Corp. Class A (Æ)	25,435	2,070
Computer Sciences Corp.	8,000	390
Ctrip.com International, Ltd. - ADR (Æ)	5,500	228
Diebold, Inc.	10,500	372

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Emulex Corp. (Æ)(Ñ)	2,800	30
Google, Inc. Class A (Æ)	11,365	6,663
Harris Corp.	7,400	367
Hewlett-Packard Co.	21,300	873
Intel Corp.	46,900	946
International Business Machines Corp.	16,138	2,632
JDS Uniphase Corp. (Æ)	17,858	372
Juniper Networks, Inc. (Æ)	25,992	1,094
LSI Corp. (Æ)	37,700	256
Maxim Integrated Products, Inc.	39,500	1,011
Micron Technology, Inc. (Æ)(Ñ)	52,600	603
Microsoft Corp.	154,500	3,919
MKS Instruments, Inc.	2,300	77
Motorola Mobility Holdings, Inc. (Æ)	2,012	49
Motorola Solutions, Inc. (Æ)	4,142	185
National Semiconductor Corp.	58,400	837
NetApp, Inc. (Æ)	32,020	1,543
NVIDIA Corp. (Æ)	9,400	174
Oracle Corp.	190,897	6,369
QUALCOMM, Inc.	115,959	6,358
Red Hat, Inc. (Æ)	14,000	635
Riverbed Technology, Inc. (Æ)	10,900	410
Salesforce.com, Inc. (Æ)	10,500	1,402
SanDisk Corp. (Æ)	10,382	479
Symantec Corp. (Æ)	15,500	287
Synopsys, Inc. (Æ)	13,200	365
Texas Instruments, Inc.	85,535	2,956
VeriFone Systems, Inc. (Æ)	6,500	357
VMware, Inc. Class A (Æ)	5,700	465
Vodafone Group PLC - ADR	104,500	3,004

		71,589

Utilities - 3.6%
American Electric Power Co., Inc.	19,900	700
American Water Works Co., Inc.	16,900	474
AT&T, Inc.	38,200	1,169
Calpine Corp. (Æ)	58,118	921
CenterPoint Energy, Inc.	27,900	490
Constellation Energy Group, Inc.	11,800	367
DTE Energy Co.	8,800	431
Duke Energy Corp.	25,900	470
Edison International	11,600	424
Energen Corp.	5,200	328
Entergy Corp.	5,000	336
Exelon Corp.	9,300	384
Great Plains Energy, Inc.	22,200	444
Kinder Morgan, Inc. (Æ)	54,372	1,611
MDU Resources Group, Inc.	21,800	501
NextEra Energy, Inc.	27,303	1,506
NII Holdings, Inc. (Æ)	9,200	384
NiSource, Inc. (Ñ)	23,500	451
Northeast Utilities	10,900	377
NV Energy, Inc.	22,600	337
OGE Energy Corp.	6,400	324

	Principal Amount ($) or Shares		Market Value $
Pepco Holdings, Inc.	20,500		382
PG&E Corp.	10,400		459
PNM Resources, Inc.	9,600		143
PPL Corp.	11,100		281
Questar Corp.	9,400		164
Southern Co.	2,600		99
Southern Union Co.	6,400		183
Veolia Environnement SA - ADR	13,400		418
Verizon Communications, Inc.	15,100		582

			15,140

Total Common Stocks (cost $327,474)			403,174

Short-Term Investments - 2.6%
Russell U.S. Cash Management Fund	11,023,715	(¥)	11,024

Total Short-Term Investments (cost $11,024)			11,024

Other Securities - 0.5%
Russell Investment Funds Liquidating Trust (×)	159,551	(¥)	160
Russell U.S. Cash Collateral Fund (×)	2,122,204	(¥)	2,122

Total Other Securities (cost $2,282)			2,282

Total Investments - 100.1% (identified cost $340,780)			416,480

Other Assets and Liabilities, Net - (0.1%)			(337)

Net Assets - 100.0%			416,143

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	21	USD	1,542	06/11	31
S&P 500 E-Mini Index (CME)	108	USD	7,133	06/11	101
S&P 500 Index (CME)	7	USD	2,312	06/11	21
S&P Midcap 400 E-Mini Index (CME)	10	USD	987	06/11	42

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					195

Presentation of Portfolio Holdings — March 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$56,541	$—	$—	$56,541
Consumer Staples	33,150	—	—	33,150
Energy	51,482	—	—	51,482
Financial Services	64,070	—	—	64,070
Health Care	46,193	—	—	46,193
Materials and Processing	15,687	—	—	15,687
Producer Durables	49,322	—	—	49,322
Technology	71,589	—	—	71,589
Utilities	15,140	—	—	15,140
Short-Term Investments	—	11,024	—	11,024
Other Securities	—	2,282	—	2,282

Total Investments	403,174	13,306	—	416,480

Other Financial Instruments
Futures Contracts	195	—	—	195

Total Other Financial Instruments*	$195	$—	$—	$195

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Consumer Discretionary - 11.2%
Abercrombie & Fitch Co. Class A	3,500	205
Acacia Research - Acacia Technologies (Æ)	20,860	714
Amerco, Inc. (Æ)	4,793	465
Arctic Cat, Inc. (Æ)	3,300	51
Asbury Automotive Group, Inc. (Æ)	12,631	234
Ascena Retail Group, Inc. (Æ)	14,039	455
Autoliv, Inc.	5,800	431
Bebe Stores, Inc.	55,100	322
BJ’s Wholesale Club, Inc. (Æ)	5,600	273
Callaway Golf Co.	34,802	237
Chico’s FAS, Inc.	17,600	262
Christopher & Banks Corp.	47,573	308
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	4,015	58
Cracker Barrel Old Country Store, Inc.	1,200	59
CROCS, Inc. (Æ)	27,503	491
Daktronics, Inc.	4,600	49
Dick’s Sporting Goods, Inc. (Æ)	10,278	411
Dillard’s, Inc. Class A (Ñ)	6,000	241
Dollar Tree, Inc. (Æ)	13,300	738
Elizabeth Arden, Inc. (Æ)	3,900	117
Federal-Mogul Corp. (Æ)	6,884	171
Finish Line, Inc. (The) Class A	14,904	296
Flextronics International, Ltd. (Æ)	18,570	139
Foot Locker, Inc.	24,850	490
Fossil, Inc. (Æ)	6,100	571
Fred’s, Inc. Class A	28,300	377
Gentex Corp.	25,063	758
G-III Apparel Group, Ltd. (Æ)	8,650	325
Harman International Industries, Inc.	10,800	506
Hillenbrand, Inc.	18,600	400
HOT Topic, Inc.	8,800	50
Hyatt Hotels Corp. Class A (Æ)	2,800	121
Interpublic Group of Cos., Inc. (The)	23,200	292
Jones Group, Inc. (The)	37,450	515
Kenneth Cole Productions, Inc. Class A (Æ)	20,764	269
Lear Corp.	2,800	137
Liberty Global, Inc. Class A (Æ)(Ñ)	1,100	46
Lifetime Brands, Inc.	200	3
LKQ Corp. (Æ)	37,151	895
MDC Holdings, Inc.	13,600	345
Meredith Corp. (Ñ)	12,000	407
MERITOR INC (Æ)	14,575	247
MGM Resorts International (Æ)(Ñ)	32,195	423
Multimedia Games, Inc. (Æ)	2,400	14
New York & Co., Inc. (Æ)	3,300	23
Office Depot, Inc. (Æ)	8,100	38
Oxford Industries, Inc. (Ñ)	11,400	390
Panera Bread Co. Class A (Æ)	5,130	652
Papa John’s International, Inc. (Æ)	7,800	247
PEP Boys-Manny Moe & Jack	10,700	136
Perry Ellis International, Inc. (Æ)	1,600	44
Rentrak Corp. (Æ)	10,810	291
Rick’s Cabaret International, Inc. (Æ)(Ñ)	900	10
Ross Stores, Inc.	7,940	565

	Principal Amount ($) or Shares	Market Value $
Ruby Tuesday, Inc. (Æ)	34,596	454
Shoe Carnival, Inc. (Æ)	1,400	39
Sinclair Broadcast Group, Inc. Class A	12,300	154
Standard Motor Products, Inc.	24,000	332
Steven Madden, Ltd. (Æ)	19,326	907
Stewart Enterprises, Inc. Class A	25,500	195
Superior Industries International, Inc.	17,826	457
Tempur-Pedic International, Inc. (Æ)	9,004	456
Texas Roadhouse, Inc. Class A	40,030	680
TRW Automotive Holdings Corp. (Æ)	14,100	776
Urban Outfitters, Inc. (Æ)	4,846	145
WABCO Holdings, Inc. (Æ)	2,500	154
Warnaco Group, Inc. (The) (Æ)	5,330	305
Wendy’s/Arby’s Group, Inc. Class A	51,100	257
Wet Seal, Inc. (The) Class A (Æ)	19,900	85
Williams-Sonoma, Inc.	12,220	495
WMS Industries, Inc. (Æ)	4,104	145
Wolverine World Wide, Inc.	12,720	474
Wyndham Worldwide Corp.	13,800	439

		23,263

Consumer Staples - 1.8%
Andersons, Inc. (The)	5,388	263
Constellation Brands, Inc. Class A (Æ)	20,400	414
Corn Products International, Inc.	26,000	1,347
Energizer Holdings, Inc. (Æ)	1,100	78
Fresh Del Monte Produce, Inc.	6,100	159
Hansen Natural Corp. (Æ)	1,300	78
Nash Finch Co.	700	27
Omega Protein Corp. (Æ)	2,100	28
Revlon, Inc. Class A (Æ)	1,600	25
Sanderson Farms, Inc. (Ñ)	7,200	331
Seneca Foods Corp. Class A (Æ)	1,000	30
Spartan Stores, Inc.	4,600	68
Susser Holdings Corp. (Æ)	900	12
Tootsie Roll Industries, Inc.	3,250	92
TreeHouse Foods, Inc. (Æ)(Ñ)	14,650	833

		3,785

Energy - 7.4%
Alpha Natural Resources, Inc. (Æ)(Ñ)	9,108	541
Bronco Drilling Co., Inc. (Æ)	3,700	42
Cloud Peak Energy, Inc. (Æ)	13,900	300
Complete Production Services, Inc. (Æ)	24,975	795
Comstock Resources, Inc. (Æ)	11,541	357
Core Laboratories NV	4,867	497
CVR Energy, Inc. (Æ)	28,600	662
Dresser-Rand Group, Inc. (Æ)	6,300	338
Exterran Holdings, Inc. (Æ)	9,876	234
Forest Oil Corp. (Æ)	10,619	402
Frontier Oil Corp.	3,900	114
Global Industries, Ltd. (Æ)	40,664	398
Gulf Island Fabrication, Inc.	1,100	35
Helmerich & Payne, Inc.	20,888	1,435
Newfield Exploration Co. (Æ)	4,080	310
Oil States International, Inc. (Æ)	3,100	236
Patterson-UTI Energy, Inc.	31,046	913

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Penn Virginia Corp.	32,200	546
Precision Drilling Corp. (Æ)	28,161	381
Rosetta Resources, Inc. (Æ)	17,690	841
Rowan Cos., Inc. (Æ)	24,981	1,104
SEACOR Holdings, Inc.	6,200	574
SM Energy Co.	3,200	237
Solar Capital, Ltd. (Æ)	4,600	110
Sunoco, Inc.	23,187	1,056
Superior Energy Services, Inc. (Æ)	7,920	325
Tesoro Corp. (Æ)	10,700	287
Tetra Technologies, Inc. (Æ)	19,655	303
Thompson Creek Metals Co., Inc. - ADR (Æ)	15,532	195
Unit Corp. (Æ)	9,681	600
USEC, Inc. (Æ)	26,100	115
Walter Energy, Inc. Class A	2,872	389
Western Refining, Inc. (Æ)(Ñ)	11,124	188
Whiting Petroleum Corp. (Æ)	8,080	593

		15,453

Financial Services - 17.2%
Advance America Cash Advance Centers, Inc.	8,100	43
Affiliated Managers Group, Inc. (Æ)	9,819	1,074
Allied World Assurance Co. Holdings, Ltd.	2,000	125
American Assets Trust, Inc. (ö)	15,800	336
American Capital Agency Corp. (ö)	23,900	696
American Financial Group, Inc.	11,400	399
American Safety Insurance Holdings, Ltd. (Æ)	1,400	30
Ameriprise Financial, Inc.	5,324	325
Amtrust Financial Services, Inc.	3,000	57
Anworth Mortgage Asset Corp. (ö)	32,400	230
Apollo Commercial Real Estate Finance, Inc. (ö)	4,000	65
Ares Capital Corp.	38,180	645
Argo Group International Holdings, Ltd.	3,800	126
Ashford Hospitality Trust, Inc. (ö)	10,300	114
Aspen Insurance Holdings, Ltd.	6,300	174
Assurant, Inc.	4,300	166
Astoria Financial Corp.	19,500	280
Axis Capital Holdings, Ltd.	1,100	38
Banco Latinoamericano de Comercio Exterior SA Class E	3,300	58
Bancorp, Inc. (Æ)	1,100	10
BancorpSouth, Inc. (Ñ)	14,800	229
Berkshire Hills Bancorp, Inc.	1,000	21
BioMed Realty Trust, Inc. (ö)	22,050	419
BOK Financial Corp.	14,990	774
Boston Private Financial Holdings, Inc. (Ñ)	47,121	333
Brandywine Realty Trust (ö)	27,200	330
Brookline Bancorp, Inc.	30,900	325
Camden Property Trust (ö)	4,700	267
Capitol Federal Financial, Inc.	27,591	311
CBOE Holdings, Inc. (Ñ)	2,000	58
Center Financial Corp. (Æ)	3,100	23
Chemical Financial Corp.	700	14

	Principal Amount ($) or Shares	Market Value $
Chesapeake Lodging Trust (ö)	33,800	588
City National Corp.	5,900	337
Cogdell Spencer, Inc. (ö)	6,000	36
Cohen & Steers, Inc. (Ñ)	3,400	101
Colonial Properties Trust (ö)	25,862	498
Colony Financial, Inc. (ö)	1,190	22
Community Bank System, Inc.	7,762	188
Community Trust Bancorp, Inc.	1,000	28
Cousins Properties, Inc. (ö)	13,769	115
DiamondRock Hospitality Co. (ö)	50,269	562
Dime Community Bancshares, Inc.	7,800	115
Dollar Financial Corp. (Æ)	5,938	123
Duff & Phelps Corp. Class A	25,600	409
Dynex Capital, Inc. (ö)	45,264	455
Education Realty Trust, Inc. (ö)	12,800	103
Endurance Specialty Holdings, Ltd.	7,200	352
Evercore Partners, Inc. Class A	500	17
Excel Trust, Inc. (ö)	1,100	13
Ezcorp, Inc. Class A (Æ)	21,074	662
FBL Financial Group, Inc. Class A	1,800	55
First Interstate Bancsystem, Inc. Class A	1,100	15
First Potomac Realty Trust (ö)	4,400	69
Flagstone Reinsurance Holdings SA	46,900	422
Flushing Financial Corp.	2,500	37
FPIC Insurance Group, Inc. (Æ)	900	34
Franklin Street Properties Corp. (ö)	22,243	313
Fulton Financial Corp. (Ñ)	30,900	343
Glacier Bancorp, Inc. (Ñ)	8,800	132
Global Indemnity PLC Class A (Æ)	1,200	26
Government Properties Income Trust (ö)	5,600	150
Hancock Holding Co.	9,701	319
Hanmi Financial Corp. (Æ)	33,100	41
Harleysville Group, Inc.	900	30
Hatteras Financial Corp. (ö)	8,800	247
HCC Insurance Holdings, Inc.	12,400	388
Healthcare Realty Trust, Inc. (ö)	14,200	322
Hercules Technology Growth Capital, Inc.	24,200	266
Hersha Hospitality Trust Class A (ö)	11,300	67
Home Bancshares, Inc.	2,750	63
Horace Mann Educators Corp.	7,600	128
Hospitality Properties Trust (ö)	29,829	691
Hudson Pacific Properties, Inc. (ö)	1,100	16
Hudson Valley Holding Corp.	900	20
Huntington Bancshares, Inc.	15,000	100
Iberiabank Corp.	6,800	409
Infinity Property & Casualty Corp.	1,100	65
Interactive Brokers Group, Inc. Class A	4,500	72
IntercontinentalExchange, Inc. (Æ)	2,817	348
Invesco Mortgage Capital, Inc. (ö)	27,000	590
Investment Technology Group, Inc. (Æ)	1,900	35
JER Investors Trust, Inc. (Æ)(Þ)	1,771	—
Jones Lang LaSalle, Inc.	3,700	369
Kite Realty Group Trust (ö)	3,100	16
Knight Capital Group, Inc. Class A (Æ)	19,955	267
Kohlberg Capital Corp.	1,000	8
LaSalle Hotel Properties (ö)	20,777	561
Lazard, Ltd. Class A	25,721	1,070
Liberty Property Trust (Ñ)(ö)	12,700	418

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mack-Cali Realty Corp. (ö)	10,200	346
Maiden Holdings, Ltd.	4,500	34
MCG Capital Corp.	12,800	83
Meadowbrook Insurance Group, Inc.	7,785	81
Medical Properties Trust, Inc. (ö)	18,400	213
Mercury General Corp.	4,600	180
MFA Financial, Inc. (ö)	44,600	366
Montpelier Re Holdings, Ltd.	15,800	279
MSCI, Inc. Class A (Æ)	9,014	332
Nara Bancorp, Inc. (Æ)	5,600	54
NBT Bancorp, Inc.	2,000	46
Nelnet, Inc. Class A	11,400	249
OceanFirst Financial Corp.	1,700	24
Old National Bancorp	19,751	212
OneBeacon Insurance Group, Ltd. Class A	1,000	14
Oritani Financial Corp.	13,900	176
PennantPark Investment Corp.	27,758	331
Pennymac Mortgage Investment Trust (ö)	11,300	208
Phoenix Cos., Inc. (The) (Æ)	2,700	7
Piedmont Office Realty Trust, Inc. Class A (ö)	8,900	173
Pinnacle Financial Partners, Inc. (Æ)	19,950	330
Piper Jaffray Cos. (Æ)	8,238	341
Post Properties, Inc. (ö)	9,200	361
Potlatch Corp. (ö)	12,800	515
PrivateBancorp, Inc. Class A	33,061	506
Prosperity Bancshares, Inc.	25,780	1,103
Protective Life Corp.	11,600	308
PS Business Parks, Inc. (ö)	2,300	133
Raymond James Financial, Inc.	10,497	401
Reinsurance Group of America, Inc. Class A	4,000	251
Resource Capital Corp. (ö)	44,713	295
Safety Insurance Group, Inc.	1,100	51
Sandy Spring Bancorp, Inc.	1,200	22
Selective Insurance Group, Inc.	21,800	377
Signature Bank NY (Æ)	8,090	456
SL Green Realty Corp. (ö)	2,400	180
Sovran Self Storage, Inc. (ö)	2,200	87
StanCorp Financial Group, Inc.	4,500	208
StellarOne Corp.	19,587	278
Sterling Bancorp Class N	25,600	256
Susquehanna Bancshares, Inc.	22,100	207
SVB Financial Group (Æ)	5,270	300
Symetra Financial Corp.	39,760	541
Texas Capital Bancshares, Inc. (Æ)	12,619	328
TICC Capital Corp.	34,700	377
Transatlantic Holdings, Inc.	7,600	370
Trustmark Corp.	10,200	239
Two Harbors Investment Corp. (ö)	43,400	454
UMB Financial Corp.	8,800	329
Umpqua Holdings Corp.	24,200	277
United Financial Bancorp, Inc.	1,500	25
Unitrin, Inc.	1,900	59
Urstadt Biddle Properties, Inc. Class A (ö)	400	8
Washington Federal, Inc.	45,226	784
Webster Financial Corp.	12,100	259

	Principal Amount ($) or Shares	Market Value $
Whitney Holding Corp.	12,604	172
WSFS Financial Corp.	200	9

		35,946

Health Care - 10.3%
Affymetrix, Inc. (Æ)	15,000	78
Albany Molecular Research, Inc. (Æ)	24,017	102
Allscripts Healthcare Solutions, Inc. (Æ)	15,446	324
Amedisys, Inc. (Æ)	6,968	244
AMERIGROUP Corp. Class A (Æ)	11,370	730
Analogic Corp.	4,894	277
Angiodynamics, Inc. (Æ)	2,700	41
Brookdale Senior Living, Inc. Class A (Æ)	20,369	570
Catalyst Health Solutions, Inc. (Æ)	22,483	1,258
Cerner Corp. (Æ)	2,910	324
Chemed Corp.	3,900	260
Community Health Systems, Inc. (Æ)	7,800	312
Conmed Corp. (Æ)	8,966	236
Cooper Cos., Inc. (The)	5,690	395
Coventry Health Care, Inc. (Æ)	17,100	545
Cross Country Healthcare, Inc. (Æ)	2,800	22
Cynosure, Inc. Class A (Æ)	14,320	199
Cytokinetics, Inc. (Æ)	18,800	28
Endo Pharmaceuticals Holdings, Inc. (Æ)	11,200	427
Ensign Group, Inc. (The)	3,800	121
Five Star Quality Care, Inc. (Æ)	48,097	391
Gentiva Health Services, Inc. (Æ)	11,316	317
Greatbatch, Inc. (Æ)	8,836	234
Harvard Bioscience, Inc. (Æ)	39,716	226
Health Management Associates, Inc. Class A (Æ)	62,926	686
Health Net, Inc. (Æ)	30,350	993
Healthsouth Corp. (Æ)	11,697	292
Healthspring, Inc. (Æ)	21,655	810
HMS Holdings Corp. (Æ)	7,450	610
Hologic, Inc. (Æ)	14,200	315
Humana, Inc. (Æ)	6,900	483
IDEXX Laboratories, Inc. (Æ)	5,858	452
Illumina, Inc. (Æ)	7,436	521
Kindred Healthcare, Inc. (Æ)	16,548	395
LifePoint Hospitals, Inc. (Æ)	5,300	213
Magellan Health Services, Inc. (Æ)	3,900	191
Medicines Co. (The) (Æ)	10,300	168
Medicis Pharmaceutical Corp. Class A	1,500	48
Mednax, Inc. (Æ)	7,639	509
Molina Healthcare, Inc. (Æ)	12,700	508
Palomar Medical Technologies, Inc. (Æ)	2,300	34
Par Pharmaceutical Cos., Inc. (Æ)	21,400	665
PerkinElmer, Inc.	8,968	236
Perrigo Co.	7,730	615
Progenics Pharmaceuticals, Inc. (Æ)	4,100	25
Quality Systems, Inc.	6,030	503
SuperGen, Inc. (Æ)	9,500	29
SurModics, Inc. (Æ)	2,700	34
SXC Health Solutions Corp. (Æ)	24,160	1,325
Symmetry Medical, Inc. (Æ)	29,247	286
Syneron Medical, Ltd. (Æ)	5,300	69

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Triple-S Management Corp. Class B (Æ)	2,400	49
Universal American Corp.	2,200	50
Viropharma, Inc. (Æ)	26,100	519
Vital Images, Inc. (Æ)	1,000	14
Warner Chilcott PLC Class A	22,400	521
Watson Pharmaceuticals, Inc. Class B (Æ)	6,100	342
WebMD Health Corp. Class A (Æ)	5,667	303
West Pharmaceutical Services, Inc.	8,850	396
Wright Medical Group, Inc. (Æ)	7,900	134
Zoll Medical Corp. (Æ)	9,710	435

		21,439

Materials and Processing - 8.6%
A Schulman, Inc.	26,600	658
Airgas, Inc.	10,337	687
Albemarle Corp.	13,065	781
Ameron International Corp.	2,895	202
Apogee Enterprises, Inc.	27,800	366
Aptargroup, Inc.	6,900	346
Arch Chemicals, Inc.	6,100	254
Ashland, Inc.	2,600	150
Ball Corp.	21,600	774
Buckeye Technologies, Inc.	20,387	555
Cabot Corp.	7,210	334
Clarcor, Inc.	6,908	310
Comfort Systems USA, Inc.	9,800	138
Commercial Metals Co.	26,400	456
Crown Holdings, Inc. (Æ)	11,000	424
Cytec Industries, Inc.	7,100	386
Domtar Corp.	4,700	431
Fastenal Co.	5,834	378
Ferro Corp. (Æ)	3,456	57
HB Fuller Co.	19,300	415
Horsehead Holding Corp. (Æ)	22,579	385
Huntsman Corp.	19,500	339
Interline Brands, Inc. (Æ)	19,300	394
KapStone Paper and Packaging Corp. (Æ)	25,400	436
Kaydon Corp.	7,800	306
Lexicon Pharmaceuticals, Inc. (Æ)	31,700	53
MeadWestvaco Corp.	4,000	121
Mercer International, Inc. (Æ)	16,501	224
Minerals Technologies, Inc.	3,900	267
Neenah Paper, Inc.	1,800	40
Noranda Aluminum Holding Corp. (Æ)	10,200	164
Olin Corp.	16,300	374
OM Group, Inc. (Æ)	11,090	405
Owens & Minor, Inc.	11,000	357
Packaging Corp. of America	13,900	402
PolyOne Corp.	12,800	182
Polypore International, Inc. (Æ)	6,711	386
Reliance Steel & Aluminum Co.	7,800	451
Rockwood Holdings, Inc. (Æ)	2,400	118
RTI International Metals, Inc. (Æ)	11,095	346
Schweitzer-Mauduit International, Inc.	5,200	263
Scotts Miracle-Gro Co. (The) Class A	4,994	289
Spartech Corp. (Æ)	2,200	16
Timken Co.	16,600	867

	Principal Amount ($) or Shares	Market Value $
Titanium Metals Corp. (Æ)	10,066	187
TPC Group, Inc. (Æ)	25,290	730
Universal Forest Products, Inc.	8,950	328
Universal Stainless & Alloy (Æ)	700	24
Valspar Corp.	10,600	414
Watsco, Inc.	5,002	349
Wausau Paper Corp.	5,600	43
WR Grace & Co. (Æ)	14,648	561

		17,923

Producer Durables - 20.2%
ABM Industries, Inc.	16,900	429
Actuant Corp. Class A	13,309	386
Aecom Technology Corp. (Æ)	9,400	261
AGCO Corp. (Æ)	10,839	596
Aircastle, Ltd.	39,700	480
Alaska Air Group, Inc. (Æ)	9,500	602
Albany International Corp. Class A	3,400	85
Alexander & Baldwin, Inc.	8,117	371
AO Smith Corp.	8,400	372
Applied Industrial Technologies, Inc.	14,200	472
Arkansas Best Corp.	5,800	150
Astec Industries, Inc. (Æ)	6,703	250
Atlas Air Worldwide Holdings, Inc. (Æ)	10,640	742
Avery Dennison Corp.	2,100	88
Barnes Group, Inc.	2,800	58
BE Aerospace, Inc. (Æ)	32,918	1,169
Brady Corp. Class A	12,500	446
Briggs & Stratton Corp.	22,900	519
CAI International, Inc. (Æ)	12,923	334
Celadon Group, Inc. (Æ)	1,900	31
Ceradyne, Inc. (Æ)	6,624	299
Chart Industries, Inc. (Æ)	9,875	543
Chicago Bridge & Iron Co. NV	12,263	499
Compass Diversified Holdings	7,400	109
Consolidated Graphics, Inc. (Æ)	2,380	130
Convergys Corp. (Æ)	14,800	213
Crane Co.	8,300	402
Cubic Corp.	6,400	368
Curtiss-Wright Corp.	7,200	253
DHT Holdings, Inc. (Ñ)	10,300	50
Diana Shipping, Inc. (Æ)	22,515	267
Douglas Dynamics, Inc.	1,000	14
Ducommun, Inc.	1,800	43
Dycom Industries, Inc. (Æ)	2,500	43
Electro Rent Corp.	5,474	94
Electronics for Imaging, Inc. (Æ)	4,952	73
EMCOR Group, Inc. (Æ)	8,400	260
EnerSys (Æ)	20,730	823
EnPro Industries, Inc. (Æ)	8,186	297
Esterline Technologies Corp. (Æ)	8,800	622
Flow International Corp. (Æ)	2,000	9
Forward Air Corp.	13,900	426
G&K Services, Inc. Class A	7,000	233
Genesee & Wyoming, Inc. Class A (Æ)	7,437	433
GrafTech International, Ltd. (Æ)	13,259	274
Granite Construction, Inc.	9,500	267

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Great Lakes Dredge & Dock Corp.	12,800	98
Greenbrier Cos., Inc. (Æ)	5,100	145
Group 1 Automotive, Inc.	7,400	317
Gulfmark Offshore, Inc. Class A (Æ)	4,000	178
Harsco Corp.	9,800	346
Heidrick & Struggles International, Inc.	2,200	61
HUB Group, Inc. Class A (Æ)	12,260	444
IHS, Inc. Class A (Æ)	5,447	483
Insituform Technologies, Inc. Class A (Æ)	6,542	175
JB Hunt Transport Services, Inc.	12,216	555
Joy Global, Inc.	14,514	1,434
Kadant, Inc. (Æ)	1,100	29
Kansas City Southern (Æ)	8,823	481
KBR, Inc.	58,528	2,210
Kelly Services, Inc. Class A (Æ)	3,400	74
Kennametal, Inc.	10,022	391
Kirby Corp. (Æ)	1,400	80
Knight Transportation, Inc.	30,600	589
Layne Christensen Co. (Æ)	11,605	400
Lexmark International, Inc. Class A (Æ)	10,500	389
Littelfuse, Inc.	3,200	183
M&F Worldwide Corp. (Æ)	3,600	90
Manitowoc Co., Inc. (The)	24,718	541
Manpower, Inc.	5,707	359
Marten Transport, Ltd.	1,200	27
MAXIMUS, Inc.	8,500	690
McDermott International, Inc. (Æ)	43,182	1,097
McGrath Rentcorp	13,456	367
Modine Manufacturing Co. (Æ)	5,000	81
MoneyGram International, Inc. (Æ)	7,500	26
MSC Industrial Direct Co. Class A	4,539	311
MYR Group, Inc. (Æ)	2,800	67
NACCO Industries, Inc. Class A	800	89
National Instruments Corp.	18,858	618
Navistar International Corp. (Æ)	14,775	1,025
On Assignment, Inc. (Æ)	3,500	33
Oshkosh Corp. (Æ)	13,900	492
OSI Systems, Inc. (Æ)	7,132	267
Railamerica, Inc. (Æ)	4,900	83
Resources Connection, Inc.	15,200	295
Robbins & Myers, Inc.	3,000	138
Robert Half International, Inc.	13,135	402
Roper Industries, Inc.	5,586	483
RR Donnelley & Sons Co.	17,000	322
RSC Holdings, Inc. (Æ)	12,900	186
Ryder System, Inc.	10,800	546
Saia, Inc. (Æ)	1,100	18
Sensata Technologies Holding NV (Æ)	15,256	530
SFN Group, Inc. (Æ)	6,800	96
Shaw Group, Inc. (The) (Æ)	8,200	290
Skywest, Inc.	30,700	519
Smart Balance, Inc. (Æ)	4,200	19
Sonic Automotive, Inc. Class A	8,100	113
Southwest Airlines Co.	15,879	201
Steelcase, Inc. Class A	16,100	183
Sterling Construction Co., Inc. (Æ)	1,400	24
TAL International Group, Inc.	11,000	399

	Principal Amount ($) or Shares	Market Value $
Teekay Corp.	2,000	74
Teledyne Technologies, Inc. (Æ)	9,100	471
TeleTech Holdings, Inc. (Æ)	1,500	29
Textainer Group Holdings, Ltd.	14,073	523
Titan International, Inc.	12,377	329
Toro Co. (The)	3,400	225
TransDigm Group, Inc. (Æ)	4,910	412
Trimas Corp. (Æ)	6,900	148
Trimble Navigation, Ltd. (Æ)	11,227	567
Triumph Group, Inc.	9,420	832
TrueBlue, Inc. (Æ)	1,900	32
Tsakos Energy Navigation, Ltd.	31,200	343
Tutor Perini Corp.	18,295	445
Unifirst Corp.	1,500	80
Unisys Corp. (Æ)	5,300	165
URS Corp. (Æ)	20,877	962
US Ecology, Inc.	1,800	31
Wabtec Corp.	11,550	782
Watts Water Technologies, Inc. Class A	4,800	183
Werner Enterprises, Inc.	10,000	265
Woodward, Inc.	8,120	281

		42,153

Technology - 13.4%
ADTRAN, Inc.	14,123	600
Advanced Analogic Technologies, Inc. (Æ)	600	2
Amdocs, Ltd. (Æ)	3,700	107
Amkor Technology, Inc. (Æ)(Ñ)	13,900	94
Amphenol Corp. Class A	14,793	804
Ansys, Inc. (Æ)	10,777	584
Arris Group, Inc. (Æ)	5,900	75
Aruba Networks, Inc. (Æ)	11,081	375
Atmel Corp. (Æ)	24,315	331
Avago Technologies, Ltd.	16,295	507
Aviat Networks, Inc. (Æ)	11,400	59
Avid Technology, Inc. (Æ)	3,900	87
AVX Corp.	7,100	106
Benchmark Electronics, Inc. (Æ)	5,300	101
Black Box Corp.	3,000	105
Brocade Communications Systems, Inc. (Æ)	60,100	370
Ceva, Inc. (Æ)	6,532	175
Ciber, Inc. (Æ)	11,700	78
Coherent, Inc. (Æ)	10,933	636
Cohu, Inc.	18,150	279
Comtech Telecommunications Corp.	1,000	27
Concur Technologies, Inc. (Æ)	8,200	455
Cray, Inc. (Æ)	2,400	15
CSG Systems International, Inc. (Æ)	14,737	294
Cypress Semiconductor Corp. (Æ)	14,232	276
Digi International, Inc. (Æ)	2,000	21
DSP Group, Inc. (Æ)	1,700	13
Electro Scientific Industries, Inc. (Æ)	24,231	421
EMS Technologies, Inc. (Æ)	1,900	37
Emulex Corp. (Æ)(Ñ)	34,667	370
Entropic Communications, Inc. (Æ)(Ñ)	16,619	140
Epicor Software Corp. (Æ)	4,900	54
Equinix, Inc. (Æ)	8,010	729

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Exar Corp. (Æ)	4,500	27
Extreme Networks (Æ)	13,800	48
FalconStor Software, Inc. (Æ)	2,900	13
FEI Co. (Æ)	1,000	34
Finisar Corp. (Æ)	4,430	109
Global Crossing, Ltd. (Æ)	1,500	21
Hittite Microwave Corp. (Æ)	9,418	601
Hutchinson Technology, Inc. (Æ)(Ñ)	1,100	3
IAC/InterActiveCorp (Æ)	7,294	225
Informatica Corp. (Æ)	6,100	319
Ingram Micro, Inc. Class A (Æ)	22,300	469
Integrated Device Technology, Inc. (Æ)	48,800	360
Intermec, Inc. (Æ)	7,800	84
International Rectifier Corp. (Æ)	17,583	582
Intersil Corp. Class A	45,800	570
JDS Uniphase Corp. (Æ)	22,933	478
Kemet Corp. (Æ)	27,100	402
Keynote Systems, Inc.	3,800	70
KLA-Tencor Corp.	2,300	109
Knology, Inc. (Æ)	2,600	34
Kulicke & Soffa Industries, Inc. (Æ)	14,100	132
Lam Research Corp. (Æ)	21,528	1,219
Lawson Software, Inc. (Æ)	20,710	251
LSI Corp. (Æ)	62,500	425
LTX-Credence Corp. (Æ)	13,000	119
Mentor Graphics Corp. (Æ)	8,900	130
Methode Electronics, Inc.	22,900	277
MICROS Systems, Inc. (Æ)	14,013	692
Microsemi Corp. (Æ)	22,721	471
MKS Instruments, Inc.	3,200	107
Molex, Inc. (Ñ)	13,900	349
Motricity, Inc. (Æ)(Ñ)	38,410	577
Multi-Fineline Electronix, Inc. (Æ)	8,746	247
Netlogic Microsystems, Inc. (Æ)	8,241	346
Newport Corp. (Æ)	6,700	119
NICE Systems, Ltd. - ADR (Æ)	18,173	670
Novellus Systems, Inc. (Æ)	16,500	613
Opnet Technologies, Inc.	5,927	231
Opnext, Inc. (Æ)	17,500	43
PMC - Sierra, Inc. (Æ)	37,545	282
Polycom, Inc. (Æ)	8,346	433
Powerwave Technologies, Inc. (Æ)	26,000	117
Radisys Corp. (Æ)	1,900	16
RealNetworks, Inc. (Æ)	15,100	56
RightNow Technologies, Inc. (Æ)	9,800	307
Rovi Corp. (Æ)	14,940	801
Rudolph Technologies, Inc. (Æ)	2,000	22
SBA Communications Corp. Class A (Æ)(Ñ)	11,243	446
Seachange International, Inc. (Æ)	4,400	42
Sigma Designs, Inc. (Æ)	4,900	63
Silicon Graphics International Corp. (Æ)	6,100	131
Silicon Image, Inc. (Æ)	26,900	241
Skyworks Solutions, Inc. (Æ)	5,761	187
Smith Micro Software, Inc. (Æ)	27,048	253
Sourcefire, Inc. (Æ)	23,612	649
Standard Microsystems Corp. (Æ)	5,400	133
SuccessFactors, Inc. (Æ)	14,452	565

	Principal Amount ($) or Shares	Market Value $
Symmetricom, Inc. (Æ)	1,300	8
Synchronoss Technologies, Inc. (Æ)	8,790	305
SYNNEX Corp. (Æ)	4,591	150
Synopsys, Inc. (Æ)	14,800	409
TeleCommunication Systems, Inc. Class A (Æ)	6,500	27
THQ, Inc. (Æ)	19,900	91
Tier Technologies, Inc. Class B (Æ)	21,377	118
TTM Technologies, Inc. (Æ)	3,400	62
United Online, Inc.	57,426	362
Utstarcom, Inc. (Æ)	6,600	16
Varian Semiconductor Equipment Associates, Inc. (Æ)	12,537	610
VeriFone Systems, Inc. (Æ)	9,886	543
Verint Systems, Inc. (Æ)	5,209	187
Vishay Intertechnology, Inc. (Æ)	11,193	199
Volterra Semiconductor Corp. (Æ)	12,600	313

		28,047

Utilities - 5.0%
AGL Resources, Inc.	3,600	143
Allete, Inc.	12,000	468
Alliant Energy Corp.	14,000	545
Approach Resources, Inc. (Æ)	23,684	796
Atmos Energy Corp.	9,700	331
Black Hills Corp.	11,900	398
California Water Service Group	9,400	349
Chesapeake Utilities Corp.	1,200	50
Clayton Williams Energy, Inc. (Æ)	500	53
El Paso Electric Co. (Æ)	31,700	964
Energen Corp.	6,100	385
General Communication, Inc. Class A (Æ)	3,000	33
GenOn Energy, Inc. (Æ)	7,654	29
Georesources, Inc. (Æ)	2,000	63
Great Plains Energy, Inc.	10,100	202
Idacorp, Inc.	4,200	160
IDT Corp. Class B	1,600	43
Integrys Energy Group, Inc.	3,700	187
Laclede Group, Inc. (The)	1,600	61
MDU Resources Group, Inc.	11,600	266
NII Holdings, Inc. (Æ)	9,406	392
NiSource, Inc. (Ñ)	18,400	353
NorthWestern Corp.	2,300	70
NV Energy, Inc.	33,100	493
OGE Energy Corp.	10,200	515
Otter Tail Corp.	14,900	339
Pinnacle West Capital Corp.	8,400	359
PNM Resources, Inc.	16,100	240
Portland General Electric Co.	24,000	570
Questar Corp.	3,200	56
Southern Union Co.	3,600	103
Southwest Gas Corp.	6,200	242
Telephone & Data Systems, Inc.	5,800	195
UGI Corp.	12,100	398
UIL Holdings Corp.	5,600	171
US Cellular Corp. (Æ)	1,100	57
Vectren Corp.	3,700	101

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

W&T Offshore, Inc.	8,300		189

			10,369

Total Common Stocks (cost $154,278)			198,378

Short-Term Investments - 4.3%
Russell U.S. Cash Management Fund	8,959,462	(¥)	8,959

Total Short-Term Investments (cost $8,959)			8,959

Other Securities - 2.7%
Russell Investment Funds Liquidating Trust (×)	353,742	(¥)	354
Russell U.S. Cash Collateral Fund (×)	5,244,431	(¥)	5,244

Total Other Securities (cost $5,598)			5,598

Total Investments - 102.1% (identified cost $168,835)			212,935

Other Assets and Liabilities,

Net - (2.1%)			(4,436)

Net Assets - 100.0%			208,499

A portion of this portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index (CME)	97	USD	9,577	06/11	315

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					315

Presentation of Portfolio Holdings — March 31, 2011 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$23,263	$—	$—	$23,263
Consumer Staples	3,785	—	—	3,785
Energy	15,453	—	—	15,453
Financial Services	35,946	—	—	35,946
Health Care	21,439	—	—	21,439
Materials and Processing	17,923	—	—	17,923
Producer Durables	42,153	—	—	42,153
Technology	28,047	—	—	28,047
Utilities	10,369	—	—	10,369
Short-Term Investments	—	8,959	—	8,959
Other Securities	—	5,598	—	5,598

Total Investments	198,378	14,557	—	212,935

Other Financial Instruments
Futures Contracts	315	—	—	315

Total Other Financial Instruments*	$315	$—	$—	$315

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.5%
Australia - 0.9%
Billabong International, Ltd. (Ñ)	182,700	1,427
QBE Insurance Group, Ltd.	42,215	772
Westpac Banking Corp.	56,680	1,426

		3,625

Austria - 0.1%
Erste Group Bank AG	11,177	564

Belgium - 0.4%
Anheuser-Busch InBev NV	15,006	855
KBC Groep NV	17,798	669

		1,524

Bermuda - 1.9%
Esprit Holdings, Ltd.	157,900	725
Jardine Matheson Holdings, Ltd.	46,300	2,062
Li & Fung, Ltd.	682,000	3,493
RenaissanceRe Holdings, Ltd.	13,200	911

		7,191

Brazil - 2.5%
Anhanguera Educacional Participacoes SA	25,300	620
Banco Santander Brasil SA - ADR	44,840	550
BR Malls Participacoes SA	186,400	1,941
Brookfield Incorporacoes SA	415,500	2,158
OGX Petroleo e Gas Participacoes SA (Æ)	356,200	4,286

		9,555

Canada - 1.9%
Canadian National Railway Co. (Þ)	64,637	4,865
Pacific Rubiales Energy Corp.	47,280	1,312
Teck Resources, Ltd. Class B	18,299	970

		7,147

Cayman Islands - 0.6%
Baidu, Inc. - ADR (Æ)	6,791	935
Sina Corp. (Æ)(Ñ)	8,273	886
Youku.com, Inc. - ADR (Æ)(Ñ)	11,093	527

		2,348

Czech Republic - 0.2%
Komercni Banka AS	2,759	696

Denmark - 1.5%
Danske Bank A/S (Æ)	103,351	2,292
Novo Nordisk A/S Class B (Ñ)	13,603	1,709
Novozymes A/S Class B (Ñ)	5,562	852
Pandora A/S (Æ)(Ñ)	16,936	864

		5,717

	Principal Amount ($) or Shares	Market Value $
Finland - 0.6%
Fortum OYJ	13,400	455
Pohjola Bank PLC Class A (Ñ)	148,025	2,018

		2,473

France - 8.8%
Accor SA	28,616	1,286
Air France-KLM	50,406	839
Air Liquide SA Class A	13,962	1,855
BNP Paribas	16,496	1,207
Capital Gemini SA	25,000	1,452
Casino Guichard Perrachon SA	800	76
CNP Assurances	39,164	831
Credit Agricole SA	80,710	1,325
Danone	22,475	1,468
GDF Suez	31,400	1,279
Lagardere SCA	17,531	748
Legrand SA - ADR	20,057	834
LVMH Moet Hennessy Louis Vuitton SA - ADR	15,093	2,389
Natixis (Æ)	72,658	411
Pernod-Ricard SA	24,716	2,309
Publicis Groupe SA - ADR	23,237	1,303
Rallye SA	46,885	2,121
Sanofi-Aventis SA - ADR	27,882	1,955
Schneider Electric SA	32,576	5,569
SCOR SE - ADR	40,480	1,102
Total SA	13,003	792
UBISOFT Entertainment (Æ)	91,045	930
Vivendi SA - ADR	57,700	1,648

		33,729

Germany - 7.2%
Adidas AG	13,468	849
BASF SE	34,183	2,957
Bayer AG (Ñ)	21,622	1,674
Beiersdorf AG	21,963	1,340
Deutsche Boerse AG	15,906	1,207
E.ON AG	37,700	1,151
Henkel AG & Co. KGaA	7,262	379
Linde AG	22,361	3,532
MAN SE	22,069	2,753
Merck KGaA (Ñ)	10,468	945
MTU Aero Engines Holding AG	40,571	2,751
Muenchener Rueckversicherungs AG	4,799	755
SAP AG - ADR	16,332	1,000
Siemens AG	23,145	3,172
ThyssenKrupp AG - ADR	42,292	1,728
Volkswagen AG	8,506	1,306

		27,499

Hong Kong - 1.2%
AIA Group, Ltd. (Æ)	239,800	738
China Unicom Hong Kong, Ltd. (Ñ)	516,000	857
CNOOC, Ltd.	626,000	1,577
Hang Lung Properties, Ltd. - ADR	288,000	1,262

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hong Kong Exchanges and Clearing, Ltd.	4,200	91

		4,525

India - 1.2%
ICICI Bank, Ltd. - ADR	69,355	3,456
Infosys Technologies, Ltd. - ADR	17,890	1,283

		4,739

Ireland - 0.3%
Accenture PLC Class A	21,400	1,176

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR	8,400	421

Italy - 2.7%
Banca Popolare di Milano Scarl	175,200	658
ENI SpA - ADR	62,507	1,535
Finmeccanica SpA	196,647	2,474
Parmalat SpA	516,070	1,729
Snam Rete Gas SpA	310,025	1,743
UniCredit SpA	643,141	1,590
Unione di Banche Italiane SCPA	81,320	695

		10,424

Japan - 14.6%
Aeon Credit Service Co., Ltd.	14,400	198
Amada Co., Ltd. (Ñ)	155,700	1,299
Canon, Inc.	139,300	6,064
Dai-ichi Life Insurance Co., Ltd. (The) (Ñ)	500	754
Daikin Industries, Ltd. (Ñ)	16,100	482
Dena Co., Ltd. (Ñ)	29,800	1,077
Denso Corp. (Ñ)	29,900	992
FamilyMart Co., Ltd. (Ñ)	30,000	1,127
Fanuc, Ltd. (Ñ)	15,900	2,407
Honda Motor Co., Ltd. (Ñ)	78,300	2,941
Hoya Corp. (Ñ)	64,900	1,481
Inpex Corp.	243	1,843
ITOCHU Corp. (Ñ)	216,600	2,269
Japan Tobacco, Inc. (Ñ)	296	1,069
Komatsu, Ltd. (Ñ)	62,900	2,136
Lawson, Inc.	20,800	1,003
Mabuchi Motor Co., Ltd.	30,400	1,447
Marubeni Corp. (Ñ)	228,000	1,642
Mitsubishi Chemical Holdings Corp. (Ñ)	95,500	600
Mitsubishi UFJ Financial Group, Inc. (Ñ)	138,800	641
Mori Seiki Co., Ltd. (Ñ)	77,000	919
MS&AD Insurance Group Holdings (Ñ)	46,400	1,057
NGK Spark Plug Co., Ltd. (Ñ)	56,000	765
Nintendo Co., Ltd. (Ñ)	4,600	1,242
Nissan Motor Co., Ltd. (Ñ)	61,600	547
Nomura Holdings, Inc. (Ñ)	89,200	466
NTT DoCoMo, Inc. - ADR (Ñ)	2,050	36
NTT DoCoMo, Inc. (Ñ)	900	1,582
Omron Corp. (Ñ)	30,200	849
Shin-Etsu Chemical Co., Ltd. (Ñ)	61,100	3,037
Sumitomo Corp.	131,700	1,883

	Principal Amount ($) or Shares	Market Value $
Sumitomo Mitsui Financial Group, Inc. (Ñ)	48,400	1,505
Sumitomo Realty & Development Co., Ltd. (Ñ)	66,000	1,320
Suzuken Co., Ltd. (Ñ)	25,300	667
Takeda Pharmaceutical Co., Ltd. (Ñ)	17,700	826
THK Co., Ltd. (Ñ)	50,500	1,270
Toshiba Corp.	257,000	1,258
Toshiba TEC Corp.	213,979	952
Toyota Motor Corp. (Ñ)	42,900	1,728
Yamada Denki Co., Ltd. (Ñ)	14,980	1,010
Yokogawa Electric Corp. (Æ)(Ñ)	222,500	1,696

		56,087

Jersey - 0.4%
WPP PLC	115,025	1,418

Luxembourg - 0.7%
APERAM	1,693	68
ArcelorMittal	33,073	1,196
Millicom International Cellular SA	14,972	1,440

		2,704

Netherlands - 7.3%
Aegon NV	178,657	1,338
Akzo Nobel NV	63,410	4,357
ASML Holding NV Class G	49,917	2,200
European Aeronautic Defence and Space Co. NV	66,490	1,935
Heineken NV	50,227	2,745
ING Groep NV (Æ)	471,966	5,973
Koninklijke Philips Electronics NV	66,480	2,125
LyondellBasell Industries NV Class A (Æ)	41,752	1,651
Randstad Holding NV (Æ)	20,605	1,148
Reed Elsevier NV	93,400	1,202
Sensata Technologies Holding NV (Æ)	43,114	1,497
Unilever NV	36,450	1,143
Wolters Kluwer NV	35,097	821

		28,135

Norway - 0.9%
DnB NOR ASA	143,200	2,197
Statoil ASA Class N	45,600	1,264

		3,461

Russia - 0.5%
Gazprom OAO - ADR	57,970	1,876

Singapore - 1.7%
Jardine Cycle & Carriage, Ltd. (Ñ)	130,900	3,802
Keppel Corp., Ltd. - ADR	31,000	302
Singapore Telecommunications, Ltd.	322,000	771
United Overseas Bank, Ltd.	116,400	1,736

		6,611

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.2%
MTN Group, Ltd.	39,432	796

South Korea - 0.4%
Samsung Electronics Co., Ltd.	1,658	1,409

Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA - ADR (Ñ)	74,560	905
Banco Santander SA - ADR	254,639	2,956
Criteria Caixacorp SA (Ñ)	122,737	866
Inditex SA	27,343	2,193
Indra Sistemas SA (Ñ)	37,000	742
Red Electrica Corp. SA	7,263	413

		8,075

Sweden - 0.5%
Hennes & Mauritz AB Class B	17,340	576
Skandinaviska Enskilda Banken AB Class A (Ñ)	55,751	497
Svenska Cellulosa AB Class B	46,263	745

		1,818

Switzerland - 7.8%
ACE, Ltd.	19,550	1,265
Cie Financiere Richemont SA	13,398	774
Clariant AG (Æ)	53,200	960
Credit Suisse Group AG	27,999	1,190
GAM Holding AG	58,201	1,106
Georg Fischer AG (Æ)	214	120
Givaudan SA (Æ)	1,006	1,011
Helvetia Holding AG	4,815	1,996
Julius Baer Group, Ltd.	71,262	3,092
Nestle SA	65,872	3,777
Novartis AG	40,200	2,180
Roche Holding AG (Æ)	11,152	1,593
Sonova Holding AG	4,066	362
Swatch Group AG (The) Class B	6,146	2,717
Swiss Reinsurance Co., Ltd.	11,952	684
TE Connectivity Limited	64,750	2,255
UBS AG (Æ)	180,153	3,232
Zurich Financial Services AG	5,253	1,470

		29,784

Taiwan - 1.2%
Hon Hai Precision Industry Co., Ltd.	220,840	774
Hon Hai Precision Industry Co., Ltd. - GDR	70,168	500
Siliconware Precision Industries Co. - ADR (Ñ)	261,500	1,579
Siliconware Precision Industries Co.	239,000	299
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	104,625	1,274

		4,426

	Principal Amount ($) or Shares	Market Value $
Thailand - 0.3%
Bangkok Bank PCL	216,900	1,244

United Kingdom - 18.7%
Aegis Group PLC	755,902	1,733
Anglo American PLC	45,674	2,350
ARM Holdings PLC	104,601	965
Aviva PLC	116,621	810
BAE Systems PLC	279,500	1,457
Barclays PLC	1,284,199	5,718
BG Group PLC	35,277	878
BP PLC	593,047	4,319
BP PLC - ADR	6,700	296
Burberry Group PLC	34,986	659
Cable & Wireless Worldwide PLC	1,365,200	1,149
Carillion PLC	213,025	1,299
Compass Group PLC	104,600	941
Dairy Crest Group PLC	170,209	981
Diageo PLC	105,452	2,005
Ensco PLC - ADR	22,350	1,293
Hays PLC	238,908	446
Home Retail Group PLC	227,803	706
HSBC Holdings PLC	699,366	7,190
Imperial Tobacco Group PLC	113,547	3,510
National Grid PLC	189,214	1,803
Reckitt Benckiser Group PLC	49,285	2,532
Rolls-Royce Group PLC (Æ)	96,672	960
Royal Bank of Scotland Group PLC - ADR (Æ)	1,267,698	830
Royal Dutch Shell PLC Class A	191,624	6,962
Sage Group PLC (The)	491,667	2,193
Smith & Nephew PLC	114,460	1,291
Smiths Group PLC	51,506	1,072
Spectris PLC	2,013	44
Standard Chartered PLC	119,310	3,095
Tesco PLC	442,258	2,703
Travis Perkins PLC	106,950	1,743
Tullow Oil PLC	56,759	1,318
Vodafone Group PLC - ADR	1,753,892	4,965
Xstrata PLC	56,625	1,324

		71,540

United States - 2.1%
Citigroup, Inc. (Æ)	487,133	2,153
MercadoLibre, Inc. (Ñ)	14,277	1,165
Philip Morris International, Inc.	46,700	3,066
Synthes, Inc. (Æ)	12,708	1,718

		8,102

Total Common Stocks (cost $297,933)		350,839

Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE	6,600	432

Total Preferred Stocks (cost $338)		432

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Warrants & Rights - 0.0%
Germany - 0.0%
Porsche Automobil Holding SE (Æ) 2011 Rights	6,600		57

Total Warrants & Rights (cost $55)			57

Short-Term Investments - 7.3%
United States - 7.3%
Russell U.S. Cash Management Fund	27,820,350	(¥)	27,820

Total Short-Term Investments (cost $27,820)			27,820

Other Securities - 11.2%
Russell Investment Funds Liquidating Trust (×)	1,218,555	(¥)	1,219
Russell U.S. Cash Collateral Fund (×)	41,807,498	(¥)	41,807

Total Other Securities (cost $43,026)			43,026

Total Investments - 110.1% (identified cost $369,172)			422,174

Other Assets and Liabilities, Net - (10.1%)			(38,900)

Net Assets - 100.0%			383,274

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	18	AUD	2,189	06/11	133
CAC 40 Index Futures (France)	66	EUR	2,634	04/11	209
DAX Index Futures (Germany)	13	EUR	2,301	06/11	226
EURO STOXX 50 Index Futures (EMU)	164	EUR	4,664	06/11	238
FTSE 100 Index Futures (UK)	56	GBP	3,295	06/11	156
Hang Seng Index Futures (Hong Kong)	7	HKD	8,230	04/11	15
S&P TSE 60 Index Futures (Canada)	20	CAD	3,229	06/11	92
TOPIX Index Futures (Japan)	51	JPY	441,660	06/11	(395)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					674

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	32	AUD	31	04/04/11	—
Bank of America	USD	148	AUD	143	04/04/11	—
Bank of America	USD	100	AUD	100	06/15/11	2
Bank of America	USD	200	AUD	200	06/15/11	5
Bank of America	USD	204	CAD	200	06/15/11	2
Bank of America	USD	308	CAD	300	06/15/11	1
Bank of America	USD	851	EUR	600	06/15/11	(2)
Bank of America	USD	1,399	EUR	1,000	06/15/11	16
Bank of America	USD	491	GBP	300	06/15/11	(10)
Bank of America	USD	648	GBP	400	06/15/11	(7)
Bank of America	USD	51	HKD	400	06/15/11	—
Bank of America	USD	103	HKD	800	06/15/11	—
Bank of America	USD	371	JPY	30,000	06/15/11	(10)
Bank of America	USD	610	JPY	50,000	06/15/11	(9)
Barclays Bank PLC	USD	37	EUR	26	04/01/11	—
Barclays Bank PLC	USD	42	GBP	26	04/05/11	—
BNP Paribas	USD	410	AUD	411	06/15/11	11
BNP Paribas	USD	557	CAD	543	06/15/11	3
BNP Paribas	USD	2,397	EUR	1,728	06/15/11	49
BNP Paribas	USD	927	GBP	575	06/15/11	(5)
BNP Paribas	USD	242	HKD	1,881	06/15/11	—
BNP Paribas	USD	1,026	JPY	84,900	06/15/11	(5)
Brown Brothers Harriman & Co.	USD	88	EUR	62	04/04/11	—
Brown Brothers Harriman & Co.	USD	44	EUR	31	04/05/11	—
Brown Brothers Harriman & Co.	USD	465	JPY	38,352	04/01/11	(4)
Brown Brothers Harriman & Co.	EUR	8	USD	12	04/01/11	—
Brown Brothers Harriman & Co.	JPY	25,614	USD	309	04/05/11	1
Citibank	USD	471	JPY	39,036	04/05/11	(2)
Credit Suisse First Boston	USD	53	HKD	414	04/01/11	—
Deutsche Bank AG	USD	927	GBP	575	06/15/11	(5)
Deutsche Bank AG	USD	242	HKD	1,881	06/15/11	—
HSBC Bank PLC	USD	410	AUD	411	06/15/11	12
HSBC Bank PLC	USD	557	CAD	543	06/15/11	3
HSBC Bank PLC	USD	2,397	EUR	1,728	06/15/11	50
HSBC Bank PLC	USD	927	GBP	575	06/15/11	(5)
HSBC Bank PLC	USD	242	HKD	1,881	06/15/11	—
HSBC Bank PLC	USD	1,026	JPY	84,900	06/15/11	(5)
HSBC Bank PLC	AUD	200	USD	197	06/15/11	(8)
HSBC Bank PLC	CAD	200	USD	203	06/15/11	(3)
HSBC Bank PLC	EUR	400	USD	565	06/15/11	(1)
HSBC Bank PLC	GBP	200	USD	323	06/15/11	3
HSBC Bank PLC	JPY	10,000	USD	123	06/15/11	3
JP Morgan Chase Bank	USD	31	CAD	30	04/05/11	—
JP Morgan Chase Bank	USD	25	EUR	18	04/05/11	—
JP Morgan Chase Bank	USD	2,398	EUR	1,728	06/15/11	48
JP Morgan Chase Bank	USD	242	HKD	1,881	06/15/11	—
JP Morgan Chase Bank	AUD	100	USD	100	06/15/11	(3)
JP Morgan Chase Bank	CAD	200	USD	206	06/15/11	—
JP Morgan Chase Bank	EUR	700	USD	972	06/15/11	(19)
JP Morgan Chase Bank	GBP	300	USD	486	06/15/11	5
JP Morgan Chase Bank	HKD	700	USD	90	06/15/11	—
JP Morgan Chase Bank	JPY	35,000	USD	424	06/15/11	3
Mellon Bank	USD	557	CAD	543	06/15/11	3

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Mellon Bank	USD	1,027	JPY	84,900	06/15/11	(6)
Morgan Stanley & Co., Inc.	USD	2	CAD	2	04/01/11	—
Morgan Stanley & Co., Inc.	USD	58	EUR	41	04/01/11	—
Morgan Stanley & Co., Inc.	USD	17	GBP	10	04/01/11	—
Morgan Stanley & Co., Inc.	USD	7	JPY	510	04/01/11	(1)
Morgan Stanley & Co., Inc.	AUD	11	USD	11	04/01/11	—
Morgan Stanley & Co., Inc.	HKD	28	USD	4	04/01/11	—
Morgan Stanley & Co., Inc.	ZAR	773	USD	112	04/05/11	(2)
Royal Bank of Canada	USD	410	AUD	411	06/15/11	11
Royal Bank of Canada	USD	927	GBP	575	06/15/11	(6)
Royal Bank of Scotland PLC	USD	102	CAD	100	06/15/11	1
Royal Bank of Scotland PLC	USD	15	DKK	81	04/05/11	—
Royal Bank of Scotland PLC	USD	30	DKK	156	04/05/11	—
Royal Bank of Scotland PLC	USD	22	EUR	15	04/05/11	—
Royal Bank of Scotland PLC	USD	50	EUR	35	04/05/11	—
Royal Bank of Scotland PLC	USD	562	EUR	400	06/15/11	4
Royal Bank of Scotland PLC	USD	160	GBP	100	06/15/11	1
Royal Bank of Scotland PLC	USD	39	JPY	3,232	04/01/11	(1)
Royal Bank of Scotland PLC	CHF	142	USD	154	04/01/11	(1)
Royal Bank of Scotland PLC	EUR	200	USD	281	06/15/11	(2)
Royal Bank of Scotland PLC	GBP	33	USD	52	04/01/11	—
Royal Bank of Scotland PLC	GBP	100	USD	160	06/15/11	—
Royal Bank of Scotland PLC	ZAR	3,211	USD	470	04/06/11	(4)
Societe Generale	USD	410	AUD	411	06/15/11	11
Societe Generale	USD	557	CAD	543	06/15/11	2
Societe Generale	USD	2,397	EUR	1,728	06/15/11	48
Societe Generale	USD	927	GBP	575	06/15/11	(5)
Societe Generale	USD	1,026	JPY	84,900	06/15/11	(5)
State Street Bank & Trust Co.	USD	153	AUD	150	04/01/11	2
State Street Bank & Trust Co.	USD	100	AUD	100	06/15/11	2
State Street Bank & Trust Co.	USD	1	BRL	1	04/01/11	—
State Street Bank & Trust Co.	USD	40	BRL	65	04/01/11	—
State Street Bank & Trust Co.	USD	1	BRL	1	04/05/11	—
State Street Bank & Trust Co.	USD	35	BRL	58	04/05/11	—
State Street Bank & Trust Co.	USD	103	CAD	100	06/15/11	—
State Street Bank & Trust Co.	USD	278	EUR	200	06/15/11	5
State Street Bank & Trust Co.	USD	161	GBP	100	06/15/11	—
State Street Bank & Trust Co.	USD	139	HKD	1,085	04/04/11	—
State Street Bank & Trust Co.	USD	34	JPY	2,831	04/05/11	—
State Street Bank & Trust Co.	CHF	45	USD	49	04/04/11	—
State Street Bank & Trust Co.	CHF	56	USD	61	04/05/11	—
State Street Bank & Trust Co.	EUR	15	USD	21	04/01/11	—
State Street Bank & Trust Co.	GBP	43	USD	69	04/04/11	—
State Street Bank & Trust Co.	GBP	64	USD	103	04/05/11	—
State Street Bank & Trust Co.	ZAR	2,186	USD	323	04/07/11	(1)
UBS AG	USD	112	JPY	9,324	04/04/11	—
Westpac Banking Corp.	USD	410	AUD	411	06/15/11	12
Westpac Banking Corp.	USD	557	CAD	543	06/15/11	2
Westpac Banking Corp.	USD	2,397	EUR	1,728	06/15/11	48
Westpac Banking Corp.	USD	1,027	JPY	84,900	06/15/11	(6)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						226

See accompanying notes which are an integral part of this quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — March 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$3,625	$—	$—	$3,625
Austria	564	—	—	564
Belgium	1,524	—	—	1,524
Bermuda	7,191	—	—	7,191
Brazil	9,555	—	—	9,555
Canada	7,147	—	—	7,147
Cayman Islands	2,348	—	—	2,348
Czech Republic	696	—	—	696
Denmark	5,717	—	—	5,717
Finland	2,473	—	—	2,473
France	33,729	—	—	33,729
Germany	27,499	—	—	27,499
Hong Kong	4,525	—	—	4,525
India	4,739	—	—	4,739
Ireland	1,176	—	—	1,176
Israel	421	—	—	421
Italy	10,424	—	—	10,424
Japan	56,087	—	—	56,087
Jersey	1,418	—	—	1,418
Luxembourg	2,704	—	—	2,704
Netherlands	28,135	—	—	28,135
Norway	3,461	—	—	3,461
Russia	1,876	—	—	1,876
Singapore	6,611	—	—	6,611
South Africa	796	—	—	796
South Korea	1,409	—	—	1,409
Spain	8,075	—	—	8,075
Sweden	1,818	—	—	1,818
Switzerland	29,784	—	—	29,784
Taiwan	4,426	—	—	4,426
Thailand	1,244	—	—	1,244
United Kingdom	71,540	—	—	71,540
United States	8,102	—	—	8,102
Preferred Stocks	432	—	—	432
Warrants & Rights	57	—	—	57
Short-Term Investments	—	27,820	—	27,820
Other Securities	—	43,026	—	43,026

Total Investments	351,328	70,846	—	422,174

Other Financial Instruments
Futures Contracts	674	—	—	674
Foreign Currency Exchange Contracts	(11)	237	—	226

Total Other Financial Instruments*	$663	$237	$—	$900

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	23

Russell Investment Company

Core Bond Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 87.9%
Asset-Backed Securities - 5.4%
Access Group, Inc. Series 2008-1 Class A 1.603% due 10/27/25 (Ê)	717	724
ACE Securities Corp. Series 2005-SD3 Class A 0.650% due 08/25/45 (Ê)	76	72
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.640% due 11/25/34 (Ê)	—	—
Series 2005-R11 Class A2C 0.480% due 01/25/36 (Ê)	860	850
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.730% due 06/25/35 (Ê)	1,050	763
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	150
Brazos Higher Education Authority Series 2005-3 Class A14 0.418% due 09/25/23 (Ê)	383	379
Series 2010-1 Class A1 1.212% due 05/25/29 (Ê)	296	295
Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	500	476
Series 2011-1 Class A2 1.109% due 02/25/30 (Ê)	700	700
Centex Home Equity Series 2006-A Class AV4 0.500% due 06/25/36 (Ê)	700	463
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.250% due 10/25/37 (Å)(Ê)	79	76
Series 2007-1 Class 2A2 1.500% due 10/25/37 (Å)(Ê)	130	96
Series 2007-1 Class 2A3 1.700% due 10/25/37 (Å)(Ê)	180	105
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH3 Class A2 0.350% due 10/25/36 (Ê)	10	10
Series 2007-WFH1 Class A3 0.400% due 01/25/37 (Ê)	1,045	807
Series 2007-WFH1 Class A4 0.450% due 01/25/37 (Ê)	840	443
Series 2007-WFH4 Class A2B 1.300% due 07/25/37 (Ê)	1,290	756
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	723
Series 1999-2 Class A5 6.680% due 12/01/30	771	783
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.405% due 11/15/36 (Ê)	321	244

	Principal Amount ($) or Shares	Market Value $
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Class A3 0.300% due 11/25/36 (Ê)	13	12
Series 2007-FF1 Class A2B 0.340% due 01/25/38 (Ê)	807	569
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	45	32
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	58	40
Goal Capital Funding Trust Series 2010-1 Class A 1.012% due 08/25/48 (Ê)(Þ)	95	94
GSAA Trust Series 2006-2 Class 2A3 0.520% due 12/25/35 (Ê)	320	297
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.544% due 01/20/34 (Ê)	159	146
Series 2006-4 Class A3V 0.404% due 03/20/36 (Ê)	800	771
Series 2007-1 Class AS 0.454% due 03/20/36 (Ê)	557	513
Series 2007-3 Class APT 1.454% due 11/20/36 (Ê)	244	224
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A1 0.300% due 12/25/36 (Ê)	2	2
Indymac Residential Asset Backed Trust Series 2006-H2 Class A 0.398% due 06/28/36 (Ê)	219	80
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.985% due 06/25/35 (Ê)	356	327
JPMorgan Mortgage Acquisition Corp. Series 2007-CH4 Class A4 0.410% due 05/25/37 (Ê)	1,000	480
Keycorp Student Loan Trust Series 2002-A Class 1A2 0.501% due 08/27/31 (Ê)	499	442
Knowledgeworks Foundation Series 2010-1 Class A 1.262% due 02/25/42 (Ê)	288	283
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.530% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 0.850% due 10/25/34 (Ê)	1,000	797
Mastr Asset Backed Securities Trust Series 2005-WMC1 Class M1 0.670% due 03/25/35 (Ê)	213	213
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.162% due 11/26/32 (Ê)	879	882
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.540% due 01/25/36 (Ê)	1,950	1,136

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HE2 Class A2B 0.340% due 01/25/37 (Ê)	1,043	572
Series 2007-HE5 Class A2C 0.500% due 03/25/37 (Ê)	800	320
Nelnet Student Loan Trust Series 2010-3A Class A 1.083% due 07/27/48 (Ê)(Þ)	378	378
Series 2011-1A Class A 1.100% due 02/25/43 (Ê)(Þ)	993	993
Northstar Education Finance, Inc. Series 2004-1 Class A4 0.494% due 04/29/19 (Ê)	1,000	990
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	123	111
Series 2006-D Class A3 0.510% due 11/25/46 (Ê)	1,300	875
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	71
Series 2006-1 Class AF6 5.746% due 05/25/36	166	124
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	381	373
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	110
Residential Asset Securities Corp. Series 2003-KS4 Class AIIB 0.830% due 06/25/33 (Ê)	31	15
Series 2007-KS2 Class AI1 0.320% due 02/25/37 (Ê)	25	25
SG Mortgage Securities Trust Series 2006-OPT2 Class A3C 0.400% due 10/25/36 (Ê)	1,500	485
SLM Student Loan Trust Series 2008-2 Class A1 0.603% due 01/25/15 (Ê)	32	32
Series 2008-7 Class A2 0.803% due 10/25/17 (Ê)	2,800	2,803
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	575	609
Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4 0.550% due 11/25/35 (Ê)	553	532
Structured Asset Securities Corp. Series 2006-BC3 Class A2 0.300% due 10/25/36 (Ê)	7	7
Series 2006-BC6 Class A2 0.330% due 01/25/37 (Ê)	701	688
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.400% due 05/25/36 (Ê)	643	313

		26,685

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 17.6%
Agilent Technologies, Inc. 5.500% due 09/14/15	300	326
Alcoa, Inc. 5.375% due 01/15/13	800	853
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	90	94
Allison Transmission, Inc. 11.250% due 11/01/15 (Þ)	125	136
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	216
Ally Financial, Inc. 7.500% due 12/31/13	1,900	2,044
7.500% due 09/15/20 (Þ)	100	107
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	322
6.000% due 09/13/17	400	443
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	446
American Express Co. 7.000% due 03/19/18	200	234
American International Group, Inc. 5.600% due 10/18/16	700	726
5.450% due 05/18/17	1,000	1,027
5.850% due 01/16/18	900	937
Amgen, Inc. 6.900% due 06/01/38	1,000	1,180
Anadarko Petroleum Corp. 6.375% due 09/15/17	250	275
Anheuser-Busch InBev Worldwide, Inc. 7.200% due 01/15/14	125	142
4.125% due 01/15/15 (Ñ)	225	238
7.750% due 01/15/19	125	154
Appalachian Power Co. Series O 5.650% due 08/15/12	65	69
Arizona Public Service Co. 5.800% due 06/30/14 (Ñ)	100	110
6.250% due 08/01/16	75	85
Ashtead Capital, Inc. 9.000% due 08/15/16 (Å)	100	105
AT&T, Inc. 4.950% due 01/15/13	200	213
5.500% due 02/01/18	200	218
6.300% due 01/15/38	900	907
6.400% due 05/15/38	175	179
BAC Capital Trust XV 1.111% due 06/01/56 (Ê)	375	259
Bank of America Corp. 3.625% due 03/17/16 (Ñ)	225	222
5.625% due 10/14/16	115	123
6.000% due 09/01/17	335	359
5.750% due 12/01/17	140	148
5.625% due 07/01/20	175	180
5.875% due 01/05/21	225	235

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America NA Series BKNT 0.590% due 06/15/16 (Ê)	200	186
6.100% due 06/15/17	175	186
BankAmerica Capital III Series* 0.873% due 01/15/27 (Ê)	350	270
BB&T Corp. 3.200% due 03/15/16	325	323
Bear Stearns Cos. LLC (The) 6.950% due 08/10/12 (Ñ)	600	646
7.250% due 02/01/18	445	518
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	246
Boston Scientific Corp. 4.500% due 01/15/15	275	284
7.000% due 11/15/35	63	64
Brandywine Operating Partnership, LP 4.950% due 04/15/18	275	272
Bunge, Ltd. Finance Corp. 4.100% due 03/15/16	250	251
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	28
6.750% due 03/15/29	10	11
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	365	398
Capital One Capital III 7.686% due 08/15/36	150	154
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	107
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	175	225
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	56
Charter Communications Operating LLC / Charter Communications Operating Capital 8.000% due 04/30/12 (Þ)	250	263
10.875% due 09/15/14 (Þ)	125	140
Chase Capital III Series C 0.861% due 03/01/27 (Ê)	295	248
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	660	696
Chubb Corp. 6.375% due 03/29/67	175	184
CIT Group, Inc. 7.000% due 05/01/13 (Ñ)	405	413
7.000% due 05/01/14 (Ñ)	85	86
7.000% due 05/01/15 (Ñ)	285	287
7.000% due 05/01/17	198	198
Series . 7.000% due 05/01/16	141	141
Citigroup Capital XXI 8.300% due 12/21/57	500	520

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 5.500% due 08/27/12	200	211
5.625% due 08/27/12	200	210
5.500% due 04/11/13	700	749
5.850% due 07/02/13	100	108
2.312% due 08/13/13 (Ê)	100	103
6.375% due 08/12/14	150	166
5.000% due 09/15/14	400	418
4.750% due 05/19/15	175	183
4.700% due 05/29/15	50	52
5.850% due 08/02/16 (Ñ)	55	60
6.000% due 08/15/17	850	924
6.125% due 11/21/17	405	441
5.375% due 08/09/20 (Ñ)	250	257
6.125% due 08/25/36	300	286
6.875% due 03/05/38	600	659
8.125% due 07/15/39 (Ñ)	165	207
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	135
Comcast Holdings Corp. 10.625% due 07/15/12	125	139
CommScope, Inc. 8.250% due 01/15/19 (Þ)	225	235
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	182	193
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	145	148
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	235	267
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	105
COX Communications, Inc. 5.875% due 12/01/16 (Þ)	75	83
8.375% due 03/01/39 (Þ)	147	187
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	49
CSC Holdings LLC 8.500% due 06/15/15	365	399
DCP Midstream LLC 9.750% due 03/15/19 (Þ)	100	129
Dell, Inc. 4.700% due 04/15/13	400	426
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	382	406
Developers Diversified Realty Corp. 9.625% due 03/15/16	85	104

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.500% due 04/01/17	175	197
4.750% due 04/15/18	100	97
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	350	351
6.000% due 08/15/40	100	96
Discover Bank Series BKNT 8.700% due 11/18/19	250	300
DISH DBS Corp. 7.125% due 02/01/16	125	133
DJO Finance LLC / DJO Finance Corp. 10.875% due 11/15/14	25	27
Dow Chemical Co. (The) 7.600% due 05/15/14	300	347
Dynegy Roseton / Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	700	662
Edison Mission Energy 7.000% due 05/15/17 (Ñ)	675	542
El Paso Corp. Series GMTN 8.050% due 10/15/30 (Ñ)	200	228
El Paso Natural Gas Co. 7.500% due 11/15/26	100	114
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	300	330
Energy Transfer Partners, LP 5.950% due 02/01/15	300	329
Enterprise Products Operating LLC 6.650% due 04/15/18	125	142
Series A 8.375% due 08/01/66	100	108
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	500	501
7.200% due 07/15/48 (Þ)	300	288
Fifth Third Bancorp 3.625% due 01/25/16	125	125
8.250% due 03/01/38	1,100	1,312
Fifth Third Bank Series BKNT 0.424% due 05/17/13 (Ê)	250	246
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	136
Ford Motor Credit Co. LLC 7.500% due 08/01/12	1,000	1,066
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	235	221
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	300	331
Frontier Communications Corp. 6.250% due 01/15/13	325	343
General Electric Capital Corp. 1.213% due 05/22/13 (Ê)	75	76
5.900% due 05/13/14	350	386

	Principal Amount ($) or Shares	Market Value $
5.625% due 05/01/18	230	249
4.375% due 09/16/20	300	292
5.875% due 01/14/38	300	296
6.375% due 11/15/67	1,900	1,951
Series EMTN 0.595% due 03/20/14 (Ê)	400	390
Series GMTN 6.875% due 01/10/39	200	223
General Electric Co. 5.250% due 12/06/17	250	272
GenOn REMA LLC Series B 9.237% due 07/02/17	299	325
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150	165
3.625% due 02/07/16	285	282
6.250% due 09/01/17	600	657
6.150% due 04/01/18	400	434
7.500% due 02/15/19	550	639
6.750% due 10/01/37	800	807
Series MTNB 0.703% due 07/22/15 (Ê)	100	97
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	300	336
HCA, Inc. 8.500% due 04/15/19	300	333
7.875% due 02/15/20 (Ñ)	125	136
HCP, Inc. 6.700% due 01/30/18	425	471
5.375% due 02/01/21	325	328
Health Care REIT, Inc. 4.700% due 09/15/17 (Ñ)	400	401
4.950% due 01/15/21	300	289
5.250% due 01/15/22	200	195
6.500% due 03/15/41	200	193
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	950	1,047
Historic TW, Inc. 8.050% due 01/15/16	195	228
Hospira, Inc. 5.600% due 09/15/40 (Ñ)	150	143
HSBC Bank USA 4.875% due 08/24/20 (Ñ)	250	245
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	275	295
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	769
6.750% due 09/01/16 (Þ)	100	107
International Paper Co. 7.950% due 06/15/18	75	90
Iron Mountain, Inc. 6.625% due 01/01/16 (Ñ)	350	352
JPMorgan Chase & Co. 5.375% due 01/15/14	170	183
6.000% due 01/15/18	200	219
4.250% due 10/15/20 (Ñ)	300	287

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1 7.900% due 04/29/49 (ƒ)	300	328
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	77
6.000% due 10/01/17	570	624
JPMorgan Chase Capital XIII Series M 1.257% due 09/30/34 (Ê)	480	404
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	203
JPMorgan Chase Capital XXI Series U 1.254% due 02/02/37 (Ê)	335	278
JPMorgan Chase Capital XXIII 1.313% due 05/15/47 (Ê)	545	451
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640	714
Kinder Morgan Energy Partners, LP 5.950% due 02/15/18	700	771
Kraft Foods, Inc. 6.125% due 02/01/18	200	224
6.125% due 08/23/18	125	140
6.500% due 02/09/40	175	187
L-3 Communications Corp. Series B 6.375% due 10/15/15	225	232
Lehman Brothers Holdings, Inc. 5.625% due 01/24/13 (Æ)(Ø)	200	52
6.200% due 09/26/14 (Æ)(Ø)	200	52
Liberty Property, LP 4.750% due 10/01/20 (Ñ)	275	272
Life Technologies Corp. 6.000% due 03/01/20	145	156
5.000% due 01/15/21	250	250
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	81
MBNA Capital B Series B 1.104% due 02/01/27 (Ê)	985	759
MBNA Corp. 6.125% due 03/01/13	200	214
Merrill Lynch & Co., Inc. 6.050% due 08/15/12	100	106
6.050% due 05/16/16 (Ñ)	300	317
6.400% due 08/28/17	325	354
6.875% due 04/25/18	500	555
MetLife, Inc. 4.750% due 02/08/21 (Ñ)	350	351
6.400% due 12/15/36	100	96
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	217
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	150	155

	Principal Amount ($) or Shares	Market Value $
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	282	306
Morgan Stanley 0.753% due 10/18/16 (Ê)	435	407
5.450% due 01/09/17	225	237
6.250% due 08/28/17	600	652
5.950% due 12/28/17	125	134
6.625% due 04/01/18	450	495
5.625% due 09/23/19	175	179
5.500% due 07/24/20	425	425
Series GMTN 2.812% due 05/14/13 (Ê)	200	207
National City Bank Series BKNT 0.680% due 06/07/17 (Ê)	700	660
Nationwide Financial Services 5.375% due 03/25/21 (Å)(Ñ)	375	371
NBCUniversal Media LLC 4.375% due 04/01/21 (Þ)	300	287
Nevada Power Co. Series L 5.875% due 01/15/15	100	111
News America, Inc. 6.150% due 02/15/41 (Þ)	300	297
8.250% due 10/17/96	20	23
NGPL PipeCo LLC 6.514% due 12/15/12 (Þ)	200	214
Nisource Finance Corp. 6.400% due 03/15/18	145	162
6.125% due 03/01/22	335	365
NRG Energy, Inc. 7.375% due 02/01/16 (Ñ)	760	786
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	627
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	528
Philip Morris International, Inc. 6.375% due 05/16/38	100	112
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	100	105
PNC Bank NA Series BKNT 6.875% due 04/01/18	175	198
Progress Energy, Inc. 5.625% due 01/15/16	40	44
7.050% due 03/15/19	200	236
ProLogis 1.875% due 11/15/37	150	149
Prudential Financial, Inc. 3.875% due 01/14/15 (Ñ)	375	388
4.500% due 11/15/20 (Ñ)	100	98
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	673
Public Service Co. of New Mexico 7.950% due 05/15/18	260	292

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Puget Sound Energy, Inc. Series A 6.974% due 06/01/67 (Ñ)	125	122
Pulte Group, Inc. 5.250% due 01/15/14	1,000	1,015
Qwest Communications International, Inc. 8.000% due 10/01/15 (Ñ)	423	467
Qwest Corp. 7.625% due 06/15/15	100	115
8.375% due 05/01/16 (Ñ)	175	208
Reinsurance Group of America, Inc. 6.750% due 12/15/65	275	269
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	340
Rock-Tenn Co. 5.625% due 03/15/13	25	26
Sabine Pass LNG, LP 7.250% due 11/30/13	730	746
7.500% due 11/30/16	65	67
Series 144a 7.500% due 11/30/16 (Þ)	380	390
Simon Property Group, LP 6.100% due 05/01/16	130	147
5.650% due 02/01/20	275	296
4.375% due 03/01/21	100	98
SLM Corp. 6.250% due 01/25/16	250	261
Series MTNA 5.000% due 04/15/15	1,800	1,811
Southern Union Co. 7.200% due 11/01/66 (Ñ)	740	707
Springleaf Finance Corp. 6.900% due 12/15/17	300	274
Series MTNI 4.875% due 07/15/12 (Ñ)	100	98
State Street Capital Trust III 5.300% due 01/29/49 (Ê)(ƒ)	200	200
SunTrust Banks, Inc. 3.600% due 04/15/16	200	199
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	150	156
Target Corp. 5.125% due 01/15/13 (Ñ)	400	428
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	241
7.500% due 04/01/17	75	89
8.375% due 06/15/32	100	124
Time Warner, Inc. 5.875% due 11/15/16	400	446
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	158
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	94	108
Union Electric Co. 6.400% due 06/15/17	205	233

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp. 5.700% due 08/15/18	400	448
UnitedHealth Group, Inc. 4.875% due 02/15/13	200	212
6.000% due 06/15/17	3	3
6.500% due 06/15/37	45	48
Valero Energy Corp. 9.375% due 03/15/19	300	383
Wachovia Corp. 5.625% due 10/15/16	100	108
5.750% due 02/01/18	500	551
WCI Finance LLC / WEA Finance LLC 5.400% due 10/01/12 (Þ)	75	79
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	235
6.750% due 09/02/19 (Þ)	95	109
Wells Fargo & Co. 5.625% due 12/11/17	300	328
Series K 7.980% due 03/29/49 (ƒ)	3,300	3,613
Whirlpool Corp. 8.000% due 05/01/12	25	27
8.600% due 05/01/14	75	87
Williams Cos., Inc. (The) 7.875% due 09/01/21	261	325
8.750% due 03/15/32	175	226
Windstream Corp. Series WI 8.625% due 08/01/16	175	186
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	300	306

		87,024

International Debt - 10.7%
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	900	932
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	124
Anglo American Capital PLC 9.375% due 04/08/14 (Þ)	100	120
9.375% due 04/08/19 (Ñ)(Þ)	100	133
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	654
ArcelorMittal 6.125% due 06/01/18	175	185
ARES CLO Funds Series 2003-7A Class A1B 0.862% due 05/08/15 (Å)(Ê)	293	286
Series 2005-10A Class A3 0.549% due 09/18/17 (Å)(Ê)	486	470
Arkle Master Issuer PLC Series 2010-2A Class 1A1 1.714% due 05/17/60 (Ê)(Þ)	600	600
AstraZeneca PLC 5.900% due 09/15/17	100	114

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AWAS Aviation Capital, Ltd. 7.000% due 10/15/16 (Ñ)(Þ)	365	365
Banco Santander Brazil SA 2.409% due 03/18/14 (Ê)(Þ)	200	200
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	100	101
2.625% due 01/25/16 (Ñ)(Þ)	1,200	1,194
Bank of Scotland PLC 5.250% due 02/21/17 (Å)	200	205
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,379
6.050% due 12/04/17 (Þ)	200	208
BBVA Bancomer SA 7.250% due 04/22/20 (Þ)	300	303
6.500% due 03/10/21 (Þ)	200	198
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.554% due 04/29/19 (Ê)(Þ)	750	694
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	102
BNP Paribas 5.186% due 06/29/49 (ƒ)(Þ)	300	288
BP Capital Markets PLC 3.875% due 03/10/15	150	156
3.200% due 03/11/16 (Ñ)	200	199
4.500% due 10/01/20	150	149
BRFkredit AS 2.050% due 04/15/13 (Þ)	1,400	1,426
Caisse Centrale Desjardins du Quebec 2.550% due 03/24/16 (Å)	400	395
Canadian Imperial Bank of Commerce 2.750% due 01/27/16 (Þ)	800	801
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	107
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.561% due 08/03/19 (Å)(Ê)	495	474
Cie de Financement Foncier 1.625% due 07/23/12 (Ñ)(Þ)	300	301
2.125% due 04/22/13 (Þ)	1,100	1,109
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	242
Covidien International Finance SA 4.200% due 06/15/20	175	174
Credit Suisse NY 6.000% due 02/15/18	770	818
CSN Islands XI Corp. 6.875% due 09/21/19 (Ñ)(Þ)	200	222
Danske Bank A/S 2.500% due 05/10/12 (Ñ)(Þ)	500	509
Deutsche Bank AG 6.000% due 09/01/17	600	665
Dexia Credit Local SA 0.784% due 04/29/14 (Ê)(Þ)	500	497
DnB NOR Boligkreditt 2.100% due 10/14/15 (Þ)	500	484
2.900% due 03/29/16 (Å)	1,100	1,093

	Principal Amount ($) or Shares	Market Value $
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Ñ)(Þ)	120	127
Electricite De France 5.500% due 01/26/14 (Þ)	200	219
6.500% due 01/26/19 (Ñ)(Þ)	200	229
6.950% due 01/26/39 (Þ)	200	233
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	106
Enel Finance International NV 6.250% due 09/15/17 (Þ)	300	329
5.125% due 10/07/19 (Þ)	175	176
Export-Import Bank of Korea 5.875% due 01/14/15	700	767
FIH Erhvervsbank A/S 2.450% due 08/17/12 (Ñ)(Þ)	500	509
Gazprom International SA for Gazprom Series regs 7.201% due 02/01/20	52	56
Gazprom OAO Via Gaz Capital SA Series REGS 9.250% due 04/23/19	110	137
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	807
Holmes Master Issuer PLC Series 2010-1A Class A2 1.703% due 10/15/54 (Ê)(Þ)	300	301
HSBC Bank USA NA Series CLN Zero coupon due 08/15/40	590	737
HSBC Holdings PLC 6.500% due 05/02/36	100	102
6.500% due 09/15/37	100	102
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	414
ING Bank NV 2.500% due 01/14/16 (Þ)	500	480
Intelsat Jackson Holdings SA 9.500% due 06/15/16	380	401
7.250% due 04/01/19 (Å)	375	375
Intelsat Subsidiary Holding Co. SA Series* 8.875% due 01/15/15	175	181
Intesa Sanpaolo SpA 2.713% due 02/24/14 (Ê)(Þ)	200	203
Israel Government AID Bond 5.500% due 09/18/33	400	440
Jasper CLO, Ltd. Series 2005-1A Class A
0.574% due 08/01/17 (Ê)(Þ)	1,871	1,730
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	63
LeasePlan Corp. NV 3.000% due 05/07/12 (Þ)	400	410
Lloyds TSB Bank PLC 6.500% due 09/14/20 (Þ)	100	98

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	112
Mexico Government International Bond 6.050% due 01/11/40	260	268
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.853% due 01/20/16 (Ê)(Þ)	501	487
Morgan Stanley Bank AG for OAO Gazprom Series REGS 9.625% due 03/01/13	900	1,022
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)	200	200
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800	861
Nexen, Inc. 7.500% due 07/30/39	150	169
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	107
Nordea Eiendomskreditt AS 1.875% due 04/07/14 (Å)	700	699
North American Development Bank 4.375% due 02/11/20	400	408
PE Paper Escrow GmbH 12.000% due 08/01/14 (Ñ)(Þ)	100	115
Peruvian Government International Bond 5.625% due 11/18/50	40	36
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	403
7.875% due 03/15/19	800	939
5.375% due 01/27/21	130	130
Petro-Canada 6.050% due 05/15/18	100	113
Petroleos Mexicanos 8.000% due 05/03/19 (Ñ)	320	384
Province of Ontario Canada 1.375% due 01/27/14	200	199
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Å)	210	210
Qatar Government International Bond 5.250% due 01/20/20 (Þ)	520	540
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	251
Series REGS 6.750% due 09/30/19 (Å)	300	337
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	100	99
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Þ)	300	268
Series 1 9.118% due 03/31/49 (ƒ)	300	300
Royal Bank of Scotland PLC (The) 2.625% due 05/11/12 (Þ)	300	307
3.250% due 01/11/14 (Ñ)	500	506
4.875% due 08/25/14 (Þ)	1,000	1,038
5.625% due 08/24/20	200	200

	Principal Amount ($) or Shares	Market Value $
Russia Government International Bond Series REGS 7.500% due 03/31/30	104	121
RZD Capital, Ltd. 5.739% due 04/03/17	500	521
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400	397
Silverstone Master Issuer PLC Series 2010-1A Class A1 1.703% due 01/21/55 (Ê)(Þ)	500	501
SLM Corp. 1.044% due 06/17/13 (Ê)	150	195
Sparebank 1 Boligkreditt AS 1.250% due 10/25/13 (Þ)	1,000	990
Stadshypotek AB 1.450% due 09/30/13 (Þ)	300	299
State of Qatar 5.150% due 04/09/14	100	107
Suncor Energy, Inc. 6.100% due 06/01/18	100	113
Swedbank AB 2.900% due 01/14/13 (Þ)	800	821
Swedbank Hypotek AB 0.759% due 03/28/14 (Å)(Ê)	300	300
2.950% due 03/28/16 (Å)	500	496
Teck Resources, Ltd. 10.750% due 05/15/19	200	255
Telecom Italia Capital SA 7.200% due 07/18/36	225	226
Telemar Norte Leste SA 5.500% due 10/23/20 (Þ)	125	123
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	226
Transnet, Ltd. 4.500% due 02/10/16 (Þ)	350	357
Transocean, Inc. 4.950% due 11/15/15	75	79
6.500% due 11/15/20 (Ñ)	300	331
UBS AG 5.850% due 12/31/17 (Å)	270	131
Series BKNT 5.875% due 12/20/17	400	437
5.750% due 04/25/18	100	108
UPCB Finance III, Ltd. 6.625% due 07/01/20 (Ñ)(Þ)	200	196
Vale Overseas, Ltd. 5.625% due 09/15/19	400	419
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)	200	210
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	100	113
Virgin Media Finance PLC 9.125% due 08/15/16 (Ñ)	250	265

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1 9.500% due 08/15/16	125	142
Vivendi SA 5.750% due 04/04/13 (Þ)	400	430
Wells Fargo & Co. 0.933% due 03/23/16	400	539
Westchester CLO, Ltd. 0.529% due 07/29/49 (Ê)	1,335	1,240
Westpac Banking Corp. 1.900% due 12/14/12 (Þ)	800	816
3.585% due 08/14/14 (Þ)	700	734
WG Horizons CLO Series 2006-1A Class A1 0.571% due 05/24/19 (Ê)(Þ)	800	739
White Nights Gazprom 10.500% due 03/08/14	200	241
10.500% due 03/25/14	300	361

		52,695

Loan Agreements - 0.2%
Adam Aircraft Industries, Term Loan 15.130% due 05/01/12 (Ø)(Å)(Æ)	49	—
CIT Group, Inc. Term Loan 3 6.250% due 08/11/15	500	509
HCA, Inc. Series Term Loan A 1.789% due 11/18/12 (Ê)	507	504

		1,013

Mortgage-Backed Securities - 39.9%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,935	1,856
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 2.827% due 04/25/35	50	47
Series 2007-1 Class 1A1 2.991% due 03/25/37	1,069	595
American Home Mortgage Assets Series 2007-4 Class A2 0.440% due 08/25/37 (Ê)	951	699
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.250% due 02/25/45 (Ê)	70	64
Banc of America Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	521	534
Series 2005-2 Class A4 4.783% due 07/10/43	316	326
Series 2005-2 Class A5 4.857% due 07/10/43	745	795
Series 2006-1 Class A4 5.372% due 09/10/45	280	297
Series 2006-2 Class A4 5.741% due 05/10/45	200	217

	Principal Amount ($) or Shares	Market Value $
Series 2006-4 Class A4 5.634% due 07/10/46	500	539
Banc of America Funding Corp. Series 2005-D Class A1 2.828% due 05/25/35 (Ê)	81	79
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	452
Series 2006-A Class 4A1 5.471% due 02/20/36 (Ê)	350	295
Series 2006-I Class 5A1 6.078% due 10/20/46 (Ê)	1,193	1,071
Banc of America Large Loan Inc Series 2010-HLTN Class HLTN 2.005% due 11/15/15 (Ê)(Þ)	98	93
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	6	6
Series 2004-11 Class 2A1 5.750% due 01/25/35	196	204
Series 2005-H Class 2A5 3.184% due 09/25/35 (Ê)	220	174
Series 2006-B Class 1A1 3.202% due 10/20/46 (Ê)	69	39
Banc of America Re-Remic Trust Series 2011-STRP Class A1 1.274% due 01/17/49 (Å)	1,000	1,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.726% due 04/25/33 (Ê)	23	23
Series 2003-8 Class 4A1 3.075% due 01/25/34 (Ê)	72	70
Series 2004-9 Class 22A1 3.607% due 11/25/34 (Ê)	46	45
Series 2005-2 Class A1 2.710% due 03/25/35 (Ê)	736	705
Series 2007-3 Class 1A1 5.297% due 05/25/47 (Ê)	269	206
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.643% due 05/25/35	161	135
Series 2005-7 Class 22A1 2.987% due 09/25/35	390	303
Series 2005-10 Class 24A1 2.663% due 01/25/36	369	212
Series 2006-1 Class 21A2 2.802% due 02/25/36	484	245
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class A2 4.720% due 11/11/35	765	789
Series 2005-T20 Class A4A 5.149% due 10/12/42	890	959
Series 2006-PW14 Class A4 5.201% due 12/11/38	1,600	1,687
Series 2006-T22 Class A4 5.520% due 04/12/38	505	553

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.670% due 12/25/35 (Ê)	48	46
Series 2006-AR7 Class 1A4A 5.379% due 11/25/36	593	451
Series 2007-AR8 Class 2A1A 5.721% due 07/25/37	787	587
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.222% due 07/15/44	340	365
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	204
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	211
Series 2007-C9 Class A4 5.815% due 12/10/49	360	391
Countrywide Alternative Loan Trust Series 2005-32T1 Class A7 0.500% due 08/25/35 (Ê)	28	27
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	643
Series 2006-36T2 Class 1A9 1.150% due 12/25/36 (Ê)	288	159
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,150	814
Series 2006-OA16 Class A2 0.440% due 10/25/46 (Ê)	1,559	1,005
Series 2006-OA19 Class A1 0.434% due 02/20/47 (Ê)	670	370
Series 2007-15CB Class A5 5.750% due 07/25/37	665	521
Series 2007-OA11 Class A1A 1.672% due 11/25/47 (Ê)	884	483
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 2.829% due 02/19/34	107	99
Series 2004-22 Class A3 3.118% due 11/25/34	148	129
Series 2004-HYB9 Class 1A1 2.812% due 02/20/35	249	212
Series 2005-1 Class 2A1 0.540% due 03/25/35 (Ê)	1,476	907
Series 2005-3 Class 1A2 0.540% due 04/25/35 (Ê)	23	14
Series 2005-HYB9 Class 3A2A 3.017% due 02/20/36 (Ê)	47	39
Series 2007-1 Class A1 6.000% due 03/25/37	1,329	1,148
Series 2007-2 Class A2 6.000% due 03/25/37	2,100	1,834
Series 2007-4 Class 1A10 6.000% due 05/25/37	2,000	1,592

	Principal Amount ($) or Shares	Market Value $
Series 2007-HY1 Class 1A2 5.454% due 04/25/37	63	7
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	323	309
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	441	344
Series 2006-C2 Class A3 5.660% due 03/15/39	100	108
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 1.944% due 08/25/35 (Ê)	465	260
Series 2007-OA1 Class A1 0.400% due 02/25/47 (Ê)	2,196	1,188
Series 2007-OA2 Class A1 1.082% due 04/25/47 (Ê)	1,215	756
Fannie Mae 2.759% due 2017 (Ê)	26	26
6.000% due 2017	27	30
4.000% due 2018	376	393
4.500% due 2018	107	113
4.506% due 2019	700	727
6.000% due 2019	201	219
3.375% due 2020	300	285
3.416% due 2020 (Ê)	200	191
3.583% due 2020 (Ê)	599	580
3.632% due 2020 (Ê)	200	193
3.664% due 2020 (Ê)	818	796
3.762% due 2020 (Ê)	1,592	1,557
4.250% due 2020	787	803
5.500% due 2020	92	100
6.000% due 2020	247	269
5.500% due 2021	122	133
5.500% due 2022	239	259
5.500% due 2023	204	223
4.500% due 2025	1,234	1,302
3.500% due 2026	4,232	4,249
6.000% due 2026	415	451
6.000% due 2027	229	250
6.000% due 2028	17	19
6.000% due 2032	233	256
5.000% due 2033	91	96
5.500% due 2033	15	16
6.000% due 2033	12	13
5.000% due 2034	724	763
5.500% due 2034	597	644
5.500% due 2035	5	6
3.786% due 2036 (Ê)	260	260
5.500% due 2037	647	694
6.000% due 2037	114	125
6.500% due 2037	8,148	9,144
5.500% due 2038	5,459	5,863
6.000% due 2038	316	349
4.500% due 2039	1,514	1,550

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.000% due 2040	2,118	2,089
4.500% due 2040	366	374
3.740% due 2041	900	907
15 Year TBA (Ï)
4.000%	1,000	1,028
4.500%	1,000	1,048
30 Year TBA (Ï)
3.500%	1,000	942
4.000%	5,240	5,153
4.500%	6,000	6,107
5.000%	2,000	2,092
5.500%	1,000	1,066
6.000%	6,475	7,043
6.500%	2,600	2,907
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	139	30
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	331	33
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	367	36
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	535	106
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	97	16
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	60	67
Series 2003-32 Class FH 0.650% due 11/25/22 (Ê)	109	109
Series 2003-35 Class FY 0.650% due 05/25/18 (Ê)	182	183
Series 2006-27 Class SH Interest Only STRIP 6.451% due 04/25/36 (Ê)	2,927	426
Series 2006-48 Class LG Zero coupon due 06/25/36	5	5
Series 2007-30 Class AF 0.560% due 04/25/37 (Ê)	100	100
Series 2010-95 Class S Interest Only STRIP 6.351% due 09/25/40 (Ê)	2,963	408
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	3,194	564
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.399% due 12/25/42	28	33
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.518% due 02/25/45 (Ê)	22	22

	Principal Amount ($) or Shares	Market Value $
FHLMC Multifamily Structured Pass Through Certificates Series 2011-K011 Class A2 4.084% due 11/25/20	200	201
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.880% due 10/25/35 (Ê)	954	834
Freddie Mac 6.000% due 2016	11	12
5.000% due 2018	155	166
5.000% due 2019	307	329
5.000% due 2020	282	302
3.500% due 2025	1,474	1,481
2.807% due 2030 (Ê)	1	1
5.000% due 2035	961	1,008
5.194% due 2037 (Ê)	224	239
5.500% due 2037	978	1,038
6.000% due 2037	239	263
5.500% due 2038	3,842	4,143
6.000% due 2038	1,363	1,495
4.500% due 2039	2,871	2,937
6.000% due 2039	91	100
5.500% due 2040	842	900
4.000% due 2041	3,570	3,518
4.500% due 2041	5,847	5,981
15 Year TBA(Ï)
3.500%	6,480	6,500
30 Year TBA(Ï)
4.500%	1,000	1,016
Freddie Mac REMICS Series 2000-2266 Class F 0.705% due 11/15/30 (Ê)	9	9
Series 2005-3019 Class IM Interest Only STRIP 5.500% due 01/15/31	46	1
Series 2007-3335 Class BF 0.405% due 07/15/19 (Ê)	134	134
Series 2007-3335 Class FT 0.405% due 08/15/19 (Ê)	282	280
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3 6.269% due 12/10/35	764	788
Series 2002-2A Class A3 5.349% due 08/11/36	760	789
Ginnie Mae 30 Year TBA(Ï) 4.000%	2,515	2,515
Ginnie Mae I 3.950% due 2025	99	98
3.500% due 2039	505	483
4.500% due 2039	1,774	1,834
5.500% due 2039	153	166
3.500% due 2040	894	853
30 Year TBA(Ï)
3.500%	—	—
4.500%	4,000	4,127
5.000%	2,000	2,121

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ginnie Mae II 3.375% due 2026 (Ê)	116	120
2.625% due 2027 (Ê)	8	8
2.750% due 2032 (Ê)	41	42
30 Year TBA(Ï)
5.000%	1,000	1,061
Government National Mortgage Association Series 2000-29 Class F 0.754% due 09/20/30 (Ê)	13	13
Series 2007-26 Class SD Interest Only STRIP 6.547% due 05/16/37 (Ê)	2,748	379
Series 2010-116 Class MP 3.500% due 09/16/40	2,049	2,047
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class A4 4.948% due 01/11/35	685	712
Series 2004-GG1 Class A7 5.317% due 06/10/36	880	942
Series 2006-GG7 Class A4 5.890% due 07/10/38	1,105	1,209
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	334
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	343
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.181% due 11/25/35	146	140
Series 2006-2F Class 3A3 6.000% due 02/25/36	820	647
Series 2006-3F Class 2A3 5.750% due 03/25/36	352	340
Series 2006-8F Class 4A17 6.000% due 09/25/36	519	452
Series 2007-AR1 Class 1A1 2.999% due 03/25/37	1,627	1,020
Series 2007-AR2 Class 2A1 2.906% due 05/25/47	945	703
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A 0.494% due 06/19/35 (Ê)	1,383	935
Series 2005-4 Class 3A1 2.936% due 07/19/35	120	97
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.553% due 01/25/36	1,133	711
Series 2006-AR35 Class 2A1A 0.420% due 01/25/37 (Ê)	529	289
Series 2006-AR41 Class A3 0.430% due 02/25/37 (Ê)	1,445	747
Series 2007-AR5 Class 1A1 5.014% due 05/25/37	599	305
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 4.442% due 05/25/36	1,054	716

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3 6.465% due 11/15/35	601	609
Series 2005-LDP5 Class A4 5.202% due 12/15/44	390	418
Series 2006-CB16 Class A4 5.552% due 05/12/45	220	235
Series 2006-LDP7 Class A4 5.863% due 04/15/45	650	714
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	258
Series 2006-LDP8 Class A4 5.399% due 05/15/45	290	311
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,265
Series 2007-CB19 Class A4 5.738% due 02/12/49	340	364
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	107
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	738
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.041% due 02/25/35 (Ê)	54	54
Series 2005-A5 Class TA1 5.423% due 08/25/35	482	479
Series 2005-S3 Class 1A2 5.750% due 01/25/36	89	84
Series 2007-A1 Class 2A2 3.081% due 07/25/35 (Ê)	381	358
Series 2007-A4 Class 3A1 5.874% due 06/25/37	2,009	1,727
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,329	1,165
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.156% due 02/15/31	1,500	1,604
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	218	183
Series 2006-8 Class 2A1 0.670% due 12/25/36 (Ê)	618	338
Series 2007-8 Class 3A1 7.250% due 09/25/37	796	437
Lehman XS Trust Series 2007-7N Class 1A2 0.490% due 06/25/47 (Ê)	764	417
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.748% due 06/25/33	143	99
Series 2004-10 Class 5A6 5.750% due 09/25/34	145	146
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.735% due 06/15/30 (Ê)	99	97

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch Floating Trust Series 2006-1 Class A1 0.325% due 06/15/22 (Ê)(Þ)	319	312
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.460% due 02/25/36 (Ê)	81	62
Series 2006-A1 Class 1A1 2.854% due 03/25/36	775	501
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	105
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.500% due 11/25/35 (Ê)	49	44
Morgan Stanley Capital I Series 2005-T19 Class A4A 4.890% due 06/12/47	750	798
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	563
Series 2006-T23 Class A4 5.806% due 08/12/41	490	543
Series 2007-T27 Class A4 5.646% due 06/11/42	675	741
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	494	486
Series 2010-R1 Class 1A 0.709% due 10/07/20 (Ê)	1,508	1,510
Series 2010-R2 Class 1A 0.629% due 11/06/17 (Ê)	1,509	1,509
Series 2010-R2 Class 2A 0.729% due 11/05/20 (Ê)	792	791
Series 2011-R2 Class 1A 0.659% due 02/06/20 (Ê)	1,107	1,107
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.650% due 02/25/34 (Ê)	18	16
Residential Accredit Loans, Inc. Series 2005-QO5 Class A1 1.312% due 01/25/46 (Ê)	1,673	1,027
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	350	315
Series 2007-QO4 Class A1 0.450% due 05/25/47 (Ê)	1,351	801
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.700% due 02/25/34 (Ê)	146	138
Series 2005-A10 Class A3 5.500% due 09/25/35	296	254
Series 2006-A9CB Class A6 6.000% due 09/25/36	253	147
Residential Funding Mortgage Securities I Series 2005-SA4 Class 2A1 3.179% due 09/25/35	430	321
Series 2006-SA4 Class 2A1 6.068% due 11/25/36	261	187

	Principal Amount ($) or Shares	Market Value $
Sequoia Mortgage Trust Series 2001-5 Class A 0.604% due 10/19/26 (Ê)	42	37
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.553% due 09/25/34	47	41
Series 2005-23 Class 1A3 2.604% due 01/25/36	303	253
Series 2006-12 Class 2A1 5.455% due 01/25/37	603	467
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.504% due 07/19/35 (Ê)	137	129
Series 2007-AR6 Class A1 1.812% due 08/25/47 (Ê)	1,192	698
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.602% due 11/25/33 (Ê)	715	713
Suntrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3 5.580% due 04/25/37 (Ê)	2,843	2,363
Thornburg Mortgage Securities Trust Series 2006-5 Class A1 0.370% due 10/25/46 (Ê)	686	679
Series 2006-6 Class A1 0.360% due 11/25/46 (Ê)	72	71
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.209% due 10/15/44	1,000	1,075
Series 2006-C27 Class A3 5.765% due 07/15/45	700	758
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.232% due 09/25/46 (Ê)	1,336	642
Series 2007-HY2 Class 2A3 5.214% due 04/25/37	1,289	829
Series 2007-OA1 Class 2A 1.032% due 12/25/46 (Ê)	571	285
Series 2007-OA5 Class A1A 1.152% due 05/25/47 (Ê)	1,176	705
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.910% due 04/25/45 (Å)(Ê)	187	10
Series 2005-AR13 Class A1A1 0.540% due 10/25/45 (Ê)	27	23
Series 2006-AR2 Class 1A1 2.568% due 03/25/37	457	364
Series 2007-HY3 Class 4B1 Interest Only STRIP 4.056% due 03/25/37	123	8
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	233	232

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)	1,300	1,230
Series 2006-AR2 Class 2A1 2.772% due 03/25/36	197	175
Series 2006-AR10 Class 4A1 2.719% due 07/25/36 (Ê)	54	44
Series 2006-AR14 Class 1A7 5.713% due 10/25/36	1,700	1,434
Series 2006-AR17 Class A1 4.852% due 10/25/36 (Ê)	1,055	875
Series 2007-8 Class 1A16 6.000% due 07/25/37	210	198
Series 2007-AR8 Class A1 6.121% due 11/25/37	361	286

		196,461

Municipal Bonds - 2.3%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	392
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,098
Connecticut State Health & Educational Facility Authority Revenue Bonds 5.000% due 07/01/42	100	101
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	100	99
Dallas Area Rapid Transit Revenue Bonds 5.250% due 12/01/48	100	98
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	104
Irvine Ranch Water District Revenue Bonds 6.622% due 05/01/40	1,000	1,023
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	398
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	1,000	1,075
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	531
New York State Dormitory Authority Revenue Bonds 5.000% due 07/01/40	225	224
North Carolina Capital Facilities Finance Agency Revenue Bonds 5.000% due 10/01/44	110	110
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39	100	104
North Texas Higher Education Authority Revenue Bonds Series 2011-1 Class A 1.466% due 04/01/40 (Ê)	550	547

		Principal Amount ($) or Shares	Market Value $
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40		1,000	1,014
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	99
San Diego County Regional Airport Authority 6.628% due 07/01/40		100	97
State of California General Obligation Unlimited 7.500% due 04/01/34		425	458
7.950% due 03/01/36		110	118
5.650% due 04/01/39 (Ê)		100	105
7.550% due 04/01/39		655	712
7.625% due 03/01/40		400	438
7.600% due 11/01/40		325	355
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		100	100
5.665% due 03/01/18		750	749
7.350% due 07/01/35		550	562
State of Louisiana Revenue Bonds 3.000% due 05/01/43 (Ê)		400	405
University of California Revenue Bonds 6.270% due 05/15/31		400	404

			11,520

Non-US Bonds - 1.4%
Argentina Government International Bond 6.500% due 12/15/35	EUR	1,730	339
Canada Housing Trust No. 1 4.000% due 06/15/12	CAD	300	318
4.800% due 06/15/12	CAD	100	107
4.550% due 12/15/12	CAD	100	108
Canadian Government Bond 1.500% due 12/01/12	CAD	200	206
1.750% due 03/01/13	CAD	500	515
2.500% due 09/01/13	CAD	400	418
2.000% due 12/01/14	CAD	1,000	1,017
FCE Bank plc 7.125% due 01/15/13	EUR	600	893
Federative Republic of Brazil 12.500% due 01/05/22	BRL	300	213
10.250% due 01/10/28	BRL	1,400	853
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	287
Hellas Telecommunications Luxembourg V Series REGS 4.835% due 10/15/12 (Ê)	EUR	128	49
Morgan Stanley 1.029% due 03/01/13 (Ê)	EUR	600	838

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $

Province of Ontario Canada 4.700% due 06/02/37	CAD	400	423
4.600% due 06/02/39	CAD	100	104
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	142

			6,830

United States Government Agencies - 1.7%
Federal Home Loan Banks 5.375% due 05/15/19		500	565
4.500% due 09/13/19		1,100	1,179
Federal Home Loan Mortgage Corp. 0.240% due 10/12/12 (Ê)		2,970	2,971
Federal National Mortgage Association 0.273% due 08/23/12 (Ê)		855	855
0.330% due 09/13/12 (Ê)		1,455	1,457
0.284% due 10/18/12 (Ê)		1,485	1,486
Tennessee Valley Authority 4.625% due 09/15/60		100	93

			8,606

United States Government Treasuries - 8.7%
United States Treasury Principal Only STRIP Zero coupon due 11/15/21 Zero coupon due 05/15/30		1,938 1,800	1,293 748
United States Treasury Inflation Indexed Bonds 1.125% due 01/15/21		654	664
2.375% due 01/15/25		701	787
2.375% due 01/15/27		2,730	3,039
1.750% due 01/15/28		105	107
2.500% due 01/15/29		1,231	1,394
3.375% due 04/15/32		868	1,118
2.125% due 02/15/41		50	53
United States Treasury Notes 0.625% due 01/31/13		7,600	7,586
0.750% due 03/31/13		1,400	1,399
1.250% due 03/15/14		2,400	2,399
2.125% due 02/29/16		200	199
2.250% due 03/31/16		5,120	5,126
1.875% due 09/30/17		1,720	1,630
2.875% due 03/31/18		1,580	1,578
3.500% due 05/15/20		5,000	5,068
8.000% due 11/15/21		840	1,173
5.000% due 05/15/37		945	1,027
4.375% due 05/15/40		5,390	5,270
4.250% due 11/15/40		400	383
4.750% due 02/15/41		700	728

			42,769

Total Long-Term Investments (cost $422,774)			433,603

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Motors Liquidation Co. (Æ)	80,000	580

Financial Services - 0.1%
DG Funding Trust (Æ)(Å)	49	372

Total Preferred Stocks (cost $766)		952

Short-Term Investments - 18.5%
Ally Auto Receivables Trust Series 2009-A Class A2 1.320% due 03/15/12 (Þ)	30	30
Ally Financial, Inc. 6.875% due 09/15/11 (Ñ)	525	535
Series UNRE 7.000% due 02/01/12	400	413
American Express Travel Related Services Co., Inc. 0.554% due 06/01/11 (Ê)	100	100
Banco Brandesco SA 1.369% due 06/27/11 (ž)	1,600	1,595
BNP Paribas Finance, Inc. 0.210% due 04/26/11 (ç)(ž)	1,525	1,525
Cellco Partnership / Verizon Wireless Capital LLC 2.914% due 05/20/11 (Ê)	400	401
5.250% due 02/01/12	700	726
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	194
Delta Air Lines 2001-1 Class A-2 Pass Through Trust Series 01A2 7.111% due 09/18/11	400	412
Deutsche Bank Financial LLC 0.230% due 05/25/11 (ç)(ž)	1,525	1,524
DPL, Inc. 6.875% due 09/01/11	193	198
FirstEnergy Corp. Series B 6.450% due 11/15/11 (Ñ)	12	12
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	220	221
Goldman Sachs Group, Inc. (The) 1.043% due 12/05/11 (Ê)	1,020	1,026
HCP, Inc. 5.950% due 09/15/11	585	598
International Lease Finance Corp. 5.750% due 06/15/11	800	803
1.058% due 08/15/11 (Ê)	100	139
Itau Unibanco Holding SA 1.750% due 01/17/12 (ž)	500	500
Jackson National Life Fund LLC 0.628% due 08/06/11	2,800	2,791

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Kells Funding LLC 0.280% due 06/10/11 (ž)	3,100		3,098
MetLife, Inc. 6.125% due 12/01/11 (Ñ)	205		213
National Rural Utilities Cooperative 0.220% due 04/25/11 (ç)(ž)	1,525		1,525
Qwest Corp. 7.875% due 09/01/11	120		123
Royal Bank of Scotland PLC (The) 0.707% due 04/08/11 (Ê)(Þ)	800		800
3.000% due 12/09/11 (Þ)	400		405
1.500% due 03/30/12 (Þ)	1,200		1,211
Russell U.S. Cash Management Fund	46,774,114	(¥)	46,774
SBAB Bank AB 3.125% due 03/23/12 (Þ)	1,000		1,028
Sprint Capital Corp. 8.375% due 03/15/12	125		132
Swedbank AB 2.800% due 02/10/12 (Þ)	100		102
Systems 2001 AT LLC 7.156% due 12/15/11 (Þ)	17		18
Telecom Italia Capital SA 6.200% due 07/18/11 (Ñ)	255		259
United States Treasury Bills 0.132% due 05/05/11 (ç)(ž)	147		147
0.151% due 05/05/11 (ç)(ž)	70		70
0.157% due 05/05/11 (ç)(ž)	21		21
0.111% due 06/23/11 (ž)	800		800
0.175% due 08/04/11 (ž)	5,000		4,998
0.180% due 08/11/11 (ž)	6,100		6,096
0.146% due 08/18/11 (ž)	100		100
0.152% due 08/18/11 (ž)	500		500
0.160% due 08/18/11 (ž)	800		800
0.162% due 08/18/11 (ž)	1,000		1,000
0.168% due 08/18/11 (ž)	2,700		2,700
0.153% due 08/25/11 (ž)	100		100
0.157% due 08/25/11 (ž)	400		400
0.162% due 08/25/11 (ž)	700		700
0.160% due 09/01/11 (ž)	2,000		1,999
0.142% due 09/08/11 (ž)	1,400		1,397

Total Short-Term Investments (cost $91,067)			91,259

See accompanying notes which are an integral part of this quarterly report.

	Principal Amount ($) or Shares		Market Value $
Repurchase Agreements - 1.5%
Agreement with J.P. Morgan Securities LLC and State Street Bank (Tri-Party) of $7,200 dated March 31, 2011, at 0.130% to be repurchased at $7,200 on April 1, 2011 collateralized by: $7,200 par various United States Treasury Obligations, valued at $7,207	7,200		7,200

Total Repurchase Agreements (cost $7,200)			7,200

Other Securities - 3.0%
Russell Investment Funds Liquidating Trust (×)	992,777	(¥)	993
Russell U.S. Cash Collateral Fund (×)	13,709,813	(¥)	13,710

Total Other Securities (cost $14,703)			14,703

Total Investments - 111.1% (identified cost $536,510)			547,717

Other Assets and Liabilities, Net - (11.1%)			(54,648)

Net Assets - 100.0%			493,069

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	46	EUR	11,325	06/11	(27)
Euribor Futures (Germany)	31	EUR	7,587	12/11	(39)
Euro Bobl Futures (Germany)	13	EUR	1,489	06/11	—
Euro Bund Futures (Germany)	22	EUR	2,668	06/11	(5)
Eurodollar Futures (CME)	118	USD	29,364	09/11	36
Eurodollar Futures (CME)	214	USD	53,176	12/11	62
Eurodollar Futures (CME)	277	USD	68,658	03/12	5
Eurodollar Futures (CME)	224	USD	55,325	06/12	(52)
Eurodollar Futures (CME)	38	USD	9,349	09/12	(68)
Eurodollar Futures (CME)	32	USD	7,844	12/12	(50)
United States Treasury 2 Year Note Futures	52	USD	11,343	06/11	(5)
United States Treasury 5 Year Note Futures	167	USD	19,504	06/11	(64)
United States Treasury 10 Year Note Futures	153	USD	18,212	06/11	(52)
United States Treasury Bond Futures	15	USD	1,803	06/11	(14)
United States Treasury Ultra Long Term Bond Futures	42	USD	5,190	06/11	58

Short Positions
Eurodollar Futures (CME)	9	USD	2,242	06/11	—
United States Treasury Bonds Futures	16	USD	1,923	06/11	15
United States Treasury 5 Year Note Futures	1	USD	117	06/11	—
United States Treasury 10 Year Note Futures	50	USD	5,952	06/11	(21)
United States Treasury Ultra Long Term Bond Futures	8	USD	989	06/11	13

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(208)

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Call	29	99.38	USD	73	09/19/11	(17)
Eurodollar Futures	Put	29	99.38	USD	73	09/19/11	(5)
Eurodollar Futures	Put	18	99.00	USD	45	03/19/12	(10)
Forward Volatility Agreements	Call	1	0.00	USD	3,500	10/11/11	(62)
Forward Volatility Agreements	Call	2	0.01	USD	2,100	10/11/11	(17)
Forward Volatility Agreements	Call	1	0.01	USD	1,000	10/11/11	(8)
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(10)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(6)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(31)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	(2)

Swaptions
(Fund Receives/Fund Pays)
USD 3 Month LIBOR/USD 3.100%	Call	2	0.00		5,100	04/25/11	(2)
USD 3 Month LIBOR/USD 3.620%	Call	1	0.00		3,000	04/28/11	(28)
USD 3 Month LIBOR/USD 1.000%	Call	1	0.00		3,800	06/15/11	(7)
USD 3.700%/USD Three Month LIBOR	Put	2	0.00		5,100	04/25/11	(28)
USD 3.620%/USD Three Month LIBOR	Put	1	0.00		3,000	04/28/11	(33)
USD 4.000%/USD Three Month LIBOR	Put	5	0.00		1,700	06/13/11	(10)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		3,800	06/15/11	(4)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		17,100	06/18/12	(205)
USD 10.000%/USD Three Month LIBOR	Put	2	0.00		10,199	07/10/12	(1)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		12,300	09/24/12	(173)
USD 0.650%/USD Three Month LIBOR	Put	1	0.00		2,200	11/14/11	(8)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	(33)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	(24)
United States Treasury 10 Year Note Futures	Call	20	120.50	USD	20	05/20/11	(13)
United States Treasury 10 Year Note Futures	Call	10	122.00	USD	10	05/20/11	(3)

Total Liability for Options Written (premiums received $739)							(765)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	EUR	184	AUD	255	06/15/11	1
Bank of America	EUR	273	GBP	234	06/15/11	(11)
Bank of America	GBP	155	EUR	184	06/15/11	11
Bank of America	GBP	213	EUR	245	06/15/11	5
Bank of America	GBP	110	USD	177	06/13/11	—
Bank of America	JPY	25,299	CAD	306	06/15/11	11
Bank of America	JPY	28,293	USD	346	06/15/11	6
Bank of America	JPY	106,884	USD	1,280	06/15/11	(5)
Barclays Bank PLC	USD	100	IDR	882,800	04/15/11	1
Barclays Bank PLC	USD	100	INR	4,589	05/09/11	2
Barclays Bank PLC	USD	59	MYR	180	05/11/11	1
Barclays Bank PLC	USD	100	RUB	2,897	04/01/11	2
Barclays Bank PLC	USD	101	RUB	2,897	07/01/11	—
Barclays Bank PLC	USD	228	SEK	1,473	06/15/11	4
Barclays Bank PLC	RUB	2,897	USD	102	04/01/11	—
BNP Paribas	USD	2,312	CAD	2,260	06/20/11	15
BNP Paribas	USD	211	CNY	1,400	04/07/11	3
BNP Paribas	USD	143	EUR	101	04/19/11	—
BNP Paribas	USD	1,822	MXN	22,144	05/16/11	32
Citibank	USD	1,984	BRL	3,361	06/02/11	50
Citibank	USD	346	GBP	214	06/15/11	(3)
Citibank	USD	498	INR	22,927	05/09/11	12
Citibank	USD	500	MXN	6,057	05/16/11	7
Citibank	USD	125	NZD	169	06/15/11	3
Citibank	USD	100	SGD	127	05/09/11	1
Citibank	AUD	453	USD	446	06/15/11	(19)
Citibank	AUD	685	USD	684	06/15/11	(18)
Citibank	BRL	3,361	USD	2,011	04/04/11	(47)
Citibank	CAD	337	AUD	348	06/15/11	9
Citibank	CHF	313	AUD	336	06/15/11	3
Citibank	CHF	138	USD	146	06/15/11	(4)
Citibank	CHF	237	USD	252	06/15/11	(6)
Citibank	EUR	245	GBP	213	06/15/11	(5)
Citibank	EUR	512	NOK	4,031	06/15/11	2
Citibank	EUR	1,536	USD	2,073	04/19/11	(103)
Citibank	GBP	107	USD	174	06/15/11	2
Citibank	GBP	156	USD	252	06/15/11	2
Citibank	JPY	28,138	NOK	1,921	06/15/11	8
Citibank	JPY	20,629	USD	257	04/14/11	9
Citibank	JPY	19,821	USD	247	04/18/11	9
Citibank	JPY	27,382	USD	348	06/15/11	19
Citibank	NZD	418	USD	307	06/15/11	(10)
Citibank	NZD	468	USD	344	06/15/11	(11)
Credit Suisse First Boston	CHF	469	EUR	367	06/15/11	8
Credit Suisse First Boston	CHF	373	USD	402	06/15/11	(5)
Credit Suisse First Boston	EUR	110	JPY	12,463	06/15/11	(6)
Credit Suisse First Boston	EUR	70	USD	97	06/15/11	(2)
Deutsche Bank AG	USD	100	CAD	99	06/20/11	2
Deutsche Bank AG	USD	344	EUR	247	06/15/11	6
Deutsche Bank AG	USD	427	NZD	583	06/15/11	16
Deutsche Bank AG	USD	680	PHP	30,252	04/15/11	17
Deutsche Bank AG	USD	102	SGD	130	05/09/11	1
Deutsche Bank AG	USD	61	TWD	1,800	04/06/11	1

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	EUR	50	USD	68	06/15/11	(3)
Deutsche Bank AG	NOK	1,943	JPY	28,398	06/15/11	(8)
Deutsche Bank AG	NZD	486	EUR	248	06/15/11	(18)
Deutsche Bank AG	TWD	1,800	USD	61	04/06/11	—
Goldman Sachs	USD	1,217	KRW	1,370,878	05/09/11	30
Goldman Sachs	USD	41	TWD	1,217	04/06/11	—
Goldman Sachs	TWD	1,217	USD	41	04/06/11	—
HSBC Bank PLC	USD	242	GBP	148	06/15/11	(5)
HSBC Bank PLC	USD	345	JPY	28,594	06/15/11	(1)
HSBC Bank PLC	USD	347	NOK	1,940	06/15/11	2
HSBC Bank PLC	USD	288	SGD	365	05/09/11	1
HSBC Bank PLC	USD	401	ZAR	2,882	04/28/11	24
HSBC Bank PLC	AUD	204	NZD	274	06/15/11	(1)
HSBC Bank PLC	AUD	340	USD	341	06/15/11	(8)
HSBC Bank PLC	CHF	314	GBP	213	06/15/11	(1)
HSBC Bank PLC	EUR	122	SEK	1,094	06/15/11	—
HSBC Bank PLC	EUR	185	SEK	1,633	06/15/11	(4)
HSBC Bank PLC	EUR	172	USD	242	06/15/11	(2)
HSBC Bank PLC	EUR	184	USD	252	06/15/11	(8)
HSBC Bank PLC	GBP	211	EUR	246	06/15/11	9
HSBC Bank PLC	GBP	79	USD	127	06/15/11	1
HSBC Bank PLC	GBP	216	USD	344	06/15/11	(2)
HSBC Bank PLC	JPY	11,711	USD	141	06/15/11	—
HSBC Bank PLC	JPY	28,331	USD	345	06/15/11	4
HSBC Bank PLC	NOK	973	JPY	14,063	06/15/11	(6)
HSBC Bank PLC	NOK	995	JPY	14,495	06/15/11	(5)
HSBC Bank PLC	NOK	1,979	USD	348	06/15/11	(8)
HSBC Bank PLC	NZD	329	EUR	173	06/15/11	(5)
HSBC Bank PLC	SEK	1,123	EUR	124	06/15/11	(2)
JPMorgan Chase Bank	USD	415	CAD	406	06/15/11	3
JPMorgan Chase Bank	USD	215	CNY	1,400	06/15/11	—
JPMorgan Chase Bank	USD	13	EUR	10	04/01/11	1
JPMorgan Chase Bank	USD	212	EUR	149	04/01/11	—
JPMorgan Chase Bank	USD	267	EUR	189	06/15/11	—
JPMorgan Chase Bank	USD	345	EUR	251	06/15/11	10
JPMorgan Chase Bank	USD	345	EUR	251	06/15/11	10
JPMorgan Chase Bank	USD	691	EUR	487	06/15/11	(2)
JPMorgan Chase Bank	USD	286	GBP	178	04/04/11	(1)
JPMorgan Chase Bank	USD	100	IDR	884,000	04/15/11	1
JPMorgan Chase Bank	USD	100	IDR	876,400	04/15/11	—
JPMorgan Chase Bank	USD	396	IDR	3,613,500	04/15/11	19
JPMorgan Chase Bank	USD	100	INR	4,552	05/09/11	1
JPMorgan Chase Bank	USD	152	JPY	12,539	06/15/11	(1)
JPMorgan Chase Bank	USD	100	KRW	112,105	05/09/11	2
JPMorgan Chase Bank	USD	291	SEK	1,852	06/15/11	2
JPMorgan Chase Bank	USD	314	SGD	400	05/09/11	3
JPMorgan Chase Bank	USD	316	SGD	400	05/09/11	2
JPMorgan Chase Bank	USD	372	TRY	590	04/27/11	9
JPMorgan Chase Bank	CNY	1,400	USD	214	04/07/11	—
JPMorgan Chase Bank	EUR	246	CHF	319	06/15/11	(1)
JPMorgan Chase Bank	EUR	8	USD	11	04/01/11	(1)
JPMorgan Chase Bank	EUR	249	USD	344	06/15/11	(9)
JPMorgan Chase Bank	EUR	321	USD	447	06/15/11	(7)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	GBP	151	EUR	171	06/15/11	1
JPMorgan Chase Bank	GBP	178	USD	287	04/04/11	1
JPMorgan Chase Bank	GBP	178	USD	286	05/16/11	1
Morgan Stanley & Co., Inc.	USD	343	AUD	341	06/15/11	7
Morgan Stanley & Co., Inc.	USD	100	KRW	112,060	05/09/11	2
Morgan Stanley & Co., Inc.	USD	100	KRW	112,930	05/09/11	3
Morgan Stanley & Co., Inc.	USD	100	KRW	112,400	05/09/11	2
Morgan Stanley & Co., Inc.	USD	100	KRW	112,250	05/09/11	2
Morgan Stanley & Co., Inc.	USD	885	NZD	1,173	06/15/11	7
Morgan Stanley & Co., Inc.	EUR	7	USD	10	04/19/11	—
Morgan Stanley & Co., Inc.	NZD	302	USD	220	06/15/11	(9)
Royal Bank of Canada	USD	158	EUR	114	04/19/11	3
Royal Bank of Canada	CAD	171	EUR	124	06/15/11	(1)
Royal Bank of Canada	CAD	249	EUR	184	06/15/11	4
Royal Bank of Canada	CAD	234	USD	241	06/15/11	—
Royal Bank of Canada	CAD	341	USD	346	06/15/11	(5)
Royal Bank of Canada	CHF	155	EUR	122	06/15/11	3
Royal Bank of Canada	EUR	92	CAD	125	06/15/11	(2)
Royal Bank of Canada	GBP	60	CAD	95	06/15/11	1
Royal Bank of Scotland PLC	USD	486	AUD	497	04/29/11	27
Royal Bank of Scotland PLC	USD	361	AUD	362	06/15/11	11
Royal Bank of Scotland PLC	USD	1,066	CAD	1,054	06/15/11	20
Royal Bank of Scotland PLC	USD	252	EUR	184	06/15/11	8
Royal Bank of Scotland PLC	USD	346	EUR	244	06/15/11	—
Royal Bank of Scotland PLC	USD	346	NOK	1,931	06/15/11	2
Royal Bank of Scotland PLC	USD	198	PHP	8,808	04/15/11	5
Royal Bank of Scotland PLC	USD	102	TWD	3,017	04/06/11	—
Royal Bank of Scotland PLC	USD	103	TWD	3,017	07/01/11	(1)
Royal Bank of Scotland PLC	EUR	162	SEK	1,440	06/15/11	(2)
Royal Bank of Scotland PLC	JPY	1,689	USD	20	04/14/11	—
Royal Bank of Scotland PLC	TWD	3,017	USD	102	04/06/11	—
State Street Bank & Trust Co.	USD	199	EUR	142	05/12/11	1
State Street Bank & Trust Co.	USD	693	JPY	55,472	06/15/11	(26)
State Street Bank & Trust Co.	EUR	142	USD	199	04/01/11	(1)
State Street Bank & Trust Co.	GBP	155	USD	247	06/15/11	(1)
UBS AG	USD	1,953	BRL	3,361	04/04/11	105
UBS AG	USD	348	CHF	313	06/15/11	(7)
UBS AG	USD	1,144	CHF	1,054	06/15/11	4
UBS AG	USD	126	GBP	78	06/15/11	(1)
UBS AG	USD	345	GBP	213	06/15/11	(4)
UBS AG	USD	263	JPY	21,567	06/15/11	(4)
UBS AG	AUD	350	USD	342	06/15/11	(17)
UBS AG	BRL	1,144	USD	664	04/11/11	(36)
UBS AG	CAD	125	JPY	10,358	06/15/11	(4)
UBS AG	CHF	260	CAD	278	06/15/11	2
UBS AG	CHF	237	EUR	185	06/15/11	3
UBS AG	CHF	221	USD	234	06/15/11	(7)
UBS AG	CHF	318	USD	346	06/15/11	—
UBS AG	CHF	748	USD	786	06/15/11	(28)
UBS AG	EUR	244	CHF	310	06/15/11	(7)
UBS AG	EUR	245	CHF	313	06/15/11	(6)
UBS AG	EUR	248	CHF	312	06/15/11	(11)
UBS AG	EUR	494	GBP	424	06/15/11	(20)

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	EUR	1,535	USD	2,069	04/19/11	(105)
Westpac Banking Corp.	USD	344	AUD	346	06/15/11	11
Westpac Banking Corp.	USD	614	AUD	623	06/15/11	25
Westpac Banking Corp.	USD	207	CHF	193	06/15/11	3
Westpac Banking Corp.	USD	686	EUR	491	06/15/11	9
Westpac Banking Corp.	USD	125	NZD	166	06/15/11	1
Westpac Banking Corp.	USD	345	NZD	472	06/15/11	14
Westpac Banking Corp.	USD	345	NZD	473	06/15/11	14
Westpac Banking Corp.	AUD	144	USD	144	06/15/11	(4)
Westpac Banking Corp.	EUR	246	NZD	465	06/15/11	5
Westpac Banking Corp.	NZD	208	JPY	12,320	06/15/11	(10)
Westpac Banking Corp.	NZD	481	USD	345	06/15/11	(20)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						19

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	4,900	Three Month LIBOR	2.116%	11/23/14	61
Bank of America	USD	1,600	Three Month LIBOR	1.750%	06/15/16	64
Bank of America	USD	4,400	3.587%	Three Month LIBOR	11/23/19	(125)
Bank of America	USD	500	Three Month LIBOR	3.500%	06/15/21	7
Bank of America	USD	1,600	Three Month LIBOR	4.206%	11/23/27	64
Bank of America	USD	100	Three Month LIBOR	4.250%	06/15/41	1
Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	5
Barclays Bank PLC	GBP	1,570	Six Month LIBOR	3.100%	07/25/16	11
Barclays Bank PLC	GBP	2,680	3.930%	Six Month LIBOR	07/25/21	(8)
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(13)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(11)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(24)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(54)
Barclays Bank PLC	GBP	1,360	Six Month LIBOR	4.220%	07/25/26	(3)
Barclays Bank PLC	EUR	630	Six Month EURIBOR	4.850%	04/23/40	10
Barclays Bank PLC	EUR	700	Six Month EURIBOR	3.953%	05/12/40	29
Barclays Bank PLC	USD	100	Three Month LIBOR	4.250%	06/15/41	1
BNP Paribas	BRL	300	11.390%	Brazil Interbank Deposit Rate	01/02/12	1
BNP Paribas	BRL	200	12.110%	Brazil Interbank Deposit Rate	01/02/14	—
BNP Paribas	USD	100	Three Month LIBOR	4.250%	06/15/41	1
Citibank	GBP	6,660	1.205%	Three Month LIBOR	03/16/12	5
Citibank	GBP	950	1.750%	Six Month LIBOR	06/15/14	(33)
Citibank	EUR	750	2.960%	Six Month EURIBOR	11/05/15	(42)
Citibank	EUR	725	Six Month EURIBOR	3.850%	04/23/20	13
Citibank	EUR	1,500	Six Month EURIBOR	3.850%	04/23/20	27
Citibank	EUR	1,550	Six Month EURIBOR	3.850%	04/23/20	28
Citibank	USD	300	Three Month LIBOR	3.500%	06/15/21	4
Citibank	EUR	225	3.600%	Six Month EURIBOR	04/23/40	(24)
Citibank	EUR	460	3.600%	Six Month EURIBOR	04/23/40	(50)
Citibank	EUR	475	3.600%	Six Month EURIBOR	04/23/40	(51)
Citibank	EUR	630	Six Month EURIBOR	4.119%	04/23/40	6
Citibank	USD	100	Three Month LIBOR	4.250%	06/15/41	1
Credit Suisse Financial Products	EUR	1,000	2.500%	Six Month EURIBOR	09/21/13	(7)
Credit Suisse Financial Products	GBP	690	1.750%	Six Month LIBOR	06/15/14	(24)
Credit Suisse Financial Products	GBP	150	3.168%	Six Month LIBOR	02/08/16	2
Credit Suisse Financial Products	GBP	130	3.210%	Six Month LIBOR	02/15/16	3
Credit Suisse Financial Products	GBP	260	3.201%	Six Month LIBOR	02/16/16	5
Credit Suisse Financial Products	GBP	290	3.124%	Six Month LIBOR	02/18/16	4
Credit Suisse Financial Products	EUR	250	Six Month EURIBOR	3.850%	04/23/20	5
Credit Suisse Financial Products	EUR	550	Six Month EURIBOR	3.850%	04/23/20	10
Credit Suisse Financial Products	EUR	570	Six Month EURIBOR	3.850%	04/23/20	10
Credit Suisse Financial Products	EUR	1,130	Six Month EURIBOR	3.850%	04/23/20	20
Credit Suisse Financial Products	EUR	1,640	Six Month EURIBOR	3.850%	04/23/20	30
Credit Suisse Financial Products	EUR	7,915	3.850%	Six Month EURIBOR	04/23/20	(143)
Credit Suisse Financial Products	EUR	70	3.600%	Six Month EURIBOR	04/23/40	(8)
Credit Suisse Financial Products	EUR	170	3.600%	Six Month EURIBOR	04/23/40	(18)
Credit Suisse Financial Products	EUR	340	3.600%	Six Month EURIBOR	04/23/40	(37)
Credit Suisse Financial Products	EUR	510	3.600%	Six Month EURIBOR	04/23/40	(55)
Credit Suisse Financial Products	EUR	150	Six Month EURIBOR	3.630%	08/06/40	15
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Deposit Rate	01/02/13	2
Deutsche Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	—
Deutsche Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	—
Deutsche Bank	KRW	1,120,000	3.693%	Korean Interbank Offer Rate	06/26/11	1
Deutsche Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	1

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	KRW	781,412	3.626%	Korean Interbank Offer Rate	07/07/11	2
Deutsche Bank	USD	11,500	Three Month LIBOR	1.645%	11/02/14	236
Deutsche Bank	NZD	500	NZD-BBR-Telerate	4.688%	02/14/16	(4)
Deutsche Bank	NZD	760	NZD-BBR-Telerate	4.700%	02/18/16	(7)
Deutsche Bank	NZD	640	NZD-BBR-Telerate	4.683%	02/22/16	(5)
Deutsche Bank	USD	2,200	Three Month LIBOR	1.750%	06/15/16	88
Deutsche Bank	USD	3,900	Three Month LIBOR	1.750%	06/15/16	155
Deutsche Bank	USD	9,600	2.750%	Three Month LIBOR	11/02/17	(410)
Deutsche Bank	USD	2,200	2.560%	Three Month LIBOR	10/20/20	(171)
Deutsche Bank	USD	200	Three Month LIBOR	3.500%	06/15/21	3
Deutsche Bank	USD	500	2.750%	Three Month LIBOR	06/15/21	(39)
Deutsche Bank	USD	2,600	Three Month LIBOR	3.545%	11/02/22	165
Goldman Sachs	BRL	400	10.835%	Brazil Interbank Deposit Rate	01/02/12	3
Goldman Sachs	BRL	600	10.990%	Brazil Interbank Deposit Rate	01/02/12	5
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	4
Goldman Sachs	BRL	400	12.650%	Brazil Interbank Deposit Rate	01/02/14	6
Goldman Sachs	USD	100	Three Month LIBOR	4.250%	06/15/41	1
HSBC	BRL	400	11.360%	Brazil Interbank Deposit Rate	01/02/12	5
HSBC	BRL	400	11.140%	Brazil Interbank Deposit Rate	01/02/12	6
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	4
HSBC	BRL	100	12.540%	Brazil Interbank Deposit Rate	01/02/14	1
HSBC	MXN	2,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	3
JPMorgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	—
JPMorgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	1
JPMorgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	1
JPMorgan	BRL	500	12.170%	Brazil Interbank Deposit Rate	01/02/13	5
JPMorgan	GBP	250	1.750%	Six Month LIBOR	06/15/14	(9)
JPMorgan	USD	800	Three Month LIBOR	1.750%	06/15/16	32
JPMorgan	USD	3,000	1.750%	Three Month LIBOR	06/15/16	(119)
JPMorgan	USD	5,100	Three Month LIBOR	1.750%	06/15/16	203
JPMorgan	USD	200	Three Month LIBOR	3.500%	06/15/21	3
JPMorgan	USD	700	Three Month LIBOR	3.250%	06/15/26	67
JPMorgan	USD	1,300	3.250%	Three Month LIBOR	06/15/26	(125)
JPMorgan	USD	1,300	Three Month LIBOR	3.250%	06/15/26	125
JPMorgan	USD	1,800	Three Month LIBOR	3.250%	06/15/26	172
JPMorgan	EUR	130	Six Month EURIBOR	3.542%	08/07/40	15
JPMorgan	EUR	260	Six Month EURIBOR	3.417%	08/10/40	37
JPMorgan	EUR	460	2.920%	Six Month EURIBOR	08/10/40	(108)
JPMorgan	USD	1,000	Three Month LIBOR	4.250%	06/15/41	14
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	10
Merrill Lynch	BRL	500	10.990%	Brazil Interbank Deposit Rate	01/02/12	4
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	24
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	40
Morgan Stanley	BRL	200	11.630%	Brazil Interbank Deposit Rate	01/02/12	1
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Deposit Rate	01/02/13	1
Morgan Stanley	EUR	500	2.500%	Six Month EURIBOR	09/21/13	(3)
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Deposit Rate	01/02/14	4
Morgan Stanley	USD	300	Three Month LIBOR	3.500%	06/15/21	4
Royal Bank of Canada	CAD	840	Canadian Dealer Offer Rate	2.140%	11/03/15	26
Royal Bank of Canada	CAD	1,270	Canadian Dealer Offer Rate	2.115%	11/04/15	40
Royal Bank of Canada	EUR	1,120	2.118%	Six Month EURIBOR	11/08/15	(61)
Royal Bank of Canada	GBP	100	3.195%	Six Month LIBOR	02/09/16	2
Royal Bank of Canada	GBP	100	3.180%	Six Month LIBOR	02/10/16	2
Royal Bank of Scotland	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	15

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Royal Bank of Scotland	USD	2,500	Three Month LIBOR	4.250%	06/15/41	35
UBS	AUD	1,900	4.500%	Three Month BBSW	06/15/11	(2)
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(12)
UBS	BRL	300	12.700%	Brazil Interbank Deposit Rate	01/02/13	2
UBS	JPY	608,000	0.466%	Six Month LIBOR	02/06/13	4
UBS	BRL	200	12.250%	Brazil Interbank Deposit Rate	01/02/14	1
UBS	JPY	404,000	Six Month LIBOR	0.628%	02/06/15	(11)
UBS	NZD	275	NZD-BBR-Telerate	4.635%	02/11/16	(2)
UBS	JPY	87,000	1.133%	Six Month LIBOR	02/06/19	3
UBS	USD	200	Three Month LIBOR	3.500%	06/15/21	3
UBS	USD	1,400	Three Month LIBOR	4.250%	06/15/41	19

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $558						231

See accompanying notes which are an integral part of this quarterly report.

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Darden Restaurants, Inc.	Deutsche Bank	7.743%	USD	400	(2.250%	)	03/20/14	(17)
D.R. Horton, Inc.	Citibank	22.162%	USD	100	(1.750%	)	09/20/16	6
D.R. Horton, Inc.	Deutsche Bank	22.162%	USD	80	(1.000%	)	09/20/16	5
D.R. Horton Inc.	Goldman Sachs	22.162%	USD	80	(1.000%	)	09/20/16	5
GE Capital Corp.	Citibank	7.417%	USD	200	4.000%		12/20/13	18
GE Capital Corp.	Deutsche Bank	7.417%	USD	100	4.900%		12/20/13	11
Lowe’s Companies, Inc.	Citigroup Global Markets, Inc.	3.418%	USD	340	(1.450%	)	03/20/14	(11)
Pulte Homes, Inc.	JPMorgan	20.659%	USD	1,000	(3.870%	)	03/20/14	(52)
Target Corp.	Credit Suisse First Boston	4.093%	USD	125	(1.000%	)	12/20/14	(3)
Target Corp.	Deutsche Bank	4.093%	USD	125	(1.000%	)	12/20/14	(3)
The Home Depot, Inc.	Citigroup Global Markets, Inc.	4.053%	USD	340	(3.250%	)	03/20/14	(28)
Toll Brothers, Inc.	Credit Suisse First Boston	19.547%	USD	255	(1.000%	)	09/20/16	12

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($11)								(57)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	460	(0.840%	)	10/12/52	32
CMBX AJ Index	Bank of America	USD	100	(0.840%	)	10/12/52	7
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	24
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	25
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	66
Dow Jones CDX Index	Bank of America	USD	200	5.000%		12/20/15	26
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		06/20/15	36
Dow Jones CDX Index	Barclays Bank PLC	USD	300	5.000%		12/20/15	39
Dow Jones CDX Index	Citibank	USD	100	5.000%		12/20/15	3
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	110
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		12/20/15	26
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	9
Dow Jones CDX Index	Deutsche Bank	USD	800	1.000%		12/20/15	6
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	4
Dow Jones CDX Index	JPMorgan	USD	200	5.000%		12/20/15	7
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	98
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		12/20/15	39
Dow Jones CDX Index	Pershing LLC 1st Republic P.B. CNS	USD	193	0.548%		12/20/17	2

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($1,162)							559

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	9.660%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	9.660%	USD	1,000	1.000%	06/20/15	2
Brazil Government International Bond	Goldman Sachs	9.660%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	HSBC	10.089%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	JPMorgan	10.089%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	Barclays Bank PLC	10.471%	USD	700	1.000%	12/20/15	(1)
Brazil Government International Bond	Bank of America	10.812%	USD	500	1.000%	03/20/16	(2)
Japan Government Bond	Bank of America	9.654%	USD	100	1.000%	03/20/16	—
Japan Government Bond	Bank of America	9.654%	USD	200	1.000%	03/20/16	—
Japan Government Bond	JPMorgan	9.654%	USD	700	1.000%	03/20/16	1
Mexico Government International Bond	Morgan Stanley	2.689%	USD	100	0.750%	01/20/12	—
Mexico Government International Bond	Barclays Bank PLC	10.211%	USD	100	1.000%	03/20/16	—
Mexico Government International Bond	Citibank	10.211%	USD	500	1.000%	03/20/16	—
Mexico Government International Bond	HSBC	10.211%	USD	500	1.000%	03/20/16	—
Mexico Government International Bond	HSBC	14.004%	USD	500	1.000%	03/20/21	(18)
Russia Government International Bond	Citibank	12.462%	USD	700	1.000%	03/20/16	(8)
United Kingdom Gilt	Deutsche Bank	3.973%	USD	300	1.000%	12/20/14	6
United Kingdom Gilt	Morgan Stanley	3.973%	USD	100	1.000%	12/20/14	2
United Kingdom Gilt	JPMorgan	4.253%	USD	200	1.000%	03/20/15	4
United Kingdom Gilt	JPMorgan	4.253%	USD	600	1.000%	03/20/15	13
United Kingdom Gilt	Societe Generale	4.253%	USD	500	1.000%	03/20/15	11
United Kingdom Gilt	Deutsche Bank	5.383%	USD	200	1.000%	03/20/16	4

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - $60							16

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,113)							518

See accompanying notes which are an integral part of this quarterly report.

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — March 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$26,685	$—	$26,685
Corporate Bonds and Notes	—	87,024	—	87,024
International Debt	—	52,695	—	52,695
Loan Agreements	—	1,013	—	1,013
Mortgage-Backed Securities	—	195,354	1,107	196,461
Municipal Bonds	—	11,520	—	11,520
Non-US Bonds	—	6,830	—	6,830
United States Government Agencies	—	8,606	—	8,606
United States Government Treasuries	—	42,769	—	42,769
Preferred Stocks	580	—	372	952
Short-Term Investments	—	91,259	—	91,259
Repurchase Agreements	—	7,200	—	7,200
Other Securities	—	14,703	—	14,703

Total Investments	580	545,658	1,479	547,717

Other Financial Instruments
Futures Contracts	(208)	—	—	(208)
Options Written	(47)	(556)	(162)	(765)
Foreign Currency Exchange Contracts	(1)	20	—	19
Interest Rate Swap Contracts	—	(327)	—	(327)
Credit Default Swap Contracts	—	(518)	—	(518)

Total Other Financial Instruments*	$(256)	$(1,381)	$(162)	$(1,799)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending March 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	51

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.8%
Australia - 8.7%
BGP Holdings PLC (Æ)(ö)(Å)	926,311	—
CFS Retail Property Trust	1,722,387	3,278
Charter Hall Group - ADR (ö)	298,496	756
Dexus Property Group (ö)	1,862,507	1,638
FKP Property Group	1,605,800	1,412
Goodman Group (ö)	5,206,775	3,689
GPT Group (ö)	1,413,473	4,591
ING Office Fund (ö)	3,043,899	1,952
Mirvac Group Class REIT (ö)	668,943	861
Stockland (ö)	2,793,243	10,719
Westfield Group	1,279,608	12,362
Westfield Retail Trust (ö)	1,201,165	3,255

		44,513

Austria - 0.3%
Conwert Immobilien Invest SE	95,238	1,574

Bermuda - 2.6%
Hongkong Land Holdings, Ltd.	1,465,000	10,255
Kerry Properties, Ltd.	565,500	2,828
Shangri-La Asia, Ltd.	167,000	432

		13,515

Brazil - 0.5%
BR Properties SA	151,939	1,595
MRV Engenharia e Participacoes SA	45,629	365
Multiplan Empreendimentos Imobiliarios SA	14,200	294
PDG Realty SA Empreendimentos e Participacoes	75,170	422

		2,676

Canada - 3.8%
Boardwalk Real Estate Investment Trust (ö)	62,902	3,122
Brookfield Properties Corp. (Ñ)	207,957	3,682
Canadian Real Estate Investment Trust (ö)	21,600	772
Chartwell Seniors Housing Real Estate Investment Trust (ö)	98,764	943
Dundee Real Estate Investment Trust (ö)	73,759	2,518
Dundee Real Estate Investment Trust	11,999	410
First Capital Realty, Inc. Class A	21,300	352
H&R Real Estate Investment Trust (ö)	39,595	898
Primaris Retail Real Estate Investment Trust (ö)	168,383	3,700
RioCan Real Estate Investment Trust (ö)	125,769	3,302

		19,699

Finland - 0.8%
Citycon OYJ (Æ)(Ñ)	173,195	793
Sponda OYJ	569,143	3,234

		4,027

	Principal Amount ($) or Shares	Market Value $
France - 4.5%
Fonciere Des Regions (ö)	8,435	899
Gecina SA	19,235	2,653
ICADE	5,484	677
Klepierre - GDR (ö)	58,126	2,359
Mercialys SA	17,113	682
Societe de la Tour Eiffel (ö)	3,184	293
Societe Immobiliere de Location pour l’Industrie et le Commerce	11,788	1,653
Unibail-Rodamco SE - ADR (ö)	64,564	13,985

		23,201

Germany - 0.4%
Alstria Office REIT - AG (ö)	32,878	457
Deutsche Wohnen AG (Æ)	108,282	1,562

		2,019

Hong Kong - 11.6%
Agile Property Holdings, Ltd. (Ñ)	1,168,000	1,841
China Overseas Land & Investment, Ltd. (Ñ)	2,632,000	5,354
China Resources Land, Ltd.	982,000	1,838
Evergrande Real Estate Group, Ltd.	1,905,000	1,048
Glorious Property Holdings, Ltd.	1,591,000	438
Hang Lung Properties, Ltd. - ADR	1,421,000	6,220
Henderson Land Development Co., Ltd.	437,000	3,028
Hysan Development Co., Ltd.	588,000	2,419
KWG Property Holding, Ltd. (Ñ)	1,241,068	1,004
Link REIT (The) (ö)	364,000	1,139
Longfor Properties Co., Ltd.	621,000	1,047
New World Development, Ltd.	739,040	1,305
Shimao Property Holdings, Ltd. (Ñ)	2,116,500	2,999
Sino Land Co., Ltd.	608,000	1,080
Sun Hung Kai Properties, Ltd.	1,316,000	20,845
Swire Pacific, Ltd. Class A	90,500	1,326
Wharf Holdings, Ltd. (Ñ)	809,789	5,585
Wheelock & Co., Ltd.	245,000	920

		59,436

Italy - 0.3%
Beni Stabili SpA (ö)	1,299,345	1,351

Japan - 8.3%
Advance Residence Investment Corp. Class A (ö)	187	368
Aeon Mall Co., Ltd. (Ñ)	56,900	1,222
Frontier Real Estate Investment Corp. (Ñ)(ö)	132	1,171
Japan Prime Realty Investment Corp. Class A (Ñ)(ö)	308	832
Japan Real Estate Investment Corp. Class A (Ñ)(ö)	302	2,857
Japan Retail Fund Investment Corp. Class A (Ñ)(ö)	354	554
Kenedix Realty Investment Corp. Class A (ö)	118	485
Mitsubishi Estate Co., Ltd. (Ñ)	580,000	9,811
Mitsui Fudosan Co., Ltd. (Ñ)	903,000	14,905
Nippon Building Fund, Inc. Class A (Ñ) (ö)	230	2,240

52	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nomura Real Estate Holdings, Inc. (Ñ)	113,300	1,718
Nomura Real Estate Office Fund, Inc. Class A (Ñ)(ö)	35	237
NTT Urban Development Corp. (Ñ)	995	834
Orix JREIT, Inc. Class A (ö)	120	659
Sumitomo Realty & Development Co., Ltd. (Ñ)	141,600	2,832
Tokyu Land Corp. (Ñ)	211,000	918
United Urban Investment Corp. Class A (Ñ)(ö)	780	986

		42,629

Luxembourg - 0.0%
GAGFAH SA	19,000	161

Netherlands - 1.5%
Corio NV (ö)	84,007	5,876
Eurocommercial Properties NV (ö)	18,592	921
Wereldhave NV (ö)	7,580	810

		7,607

Norway - 0.3%
Norwegian Property ASA (Æ)	778,293	1,428

Philippines - 0.3%
SM Prime Holdings, Inc.	5,825,617	1,503

Singapore - 4.8%
Allgreen Properties, Ltd.	1,307,000	1,120
Ascendas Real Estate Investment Trust (Æ)(Ñ)(ö)	441,009	714
CapitaCommercial Trust (Æ)(Ñ)(ö)	2,813,000	3,102
CapitaLand, Ltd.	2,260,005	5,917
CapitaMall Trust Class A (Æ)(ö)	740,000	1,104
CapitaMalls Asia, Ltd. (Ñ)	1,398,306	1,975
City Developments, Ltd.	36,000	329
Frasers Centrepoint Trust	755,480	911
Global Logistic Properties, Ltd.	1,293,996	1,919
Keppel Land, Ltd. (Ñ)	891,435	3,175
Mapletree Logistics Trust (ö)	1,374,608	987
Overseas Union Enterprise, Ltd. (Ñ)	346,000	856
Suntec Real Estate Investment Trust	2,104,500	2,571

		24,680

Sweden - 1.1%
Castellum AB (Æ)(Ñ)	191,124	2,780
Fabege AB (Ñ)	215,207	2,326
Hufvudstaden AB Class A (Ñ)	45,000	536

		5,642

Switzerland - 0.5%
PSP Swiss Property AG (Æ)	12,236	1,008
Swiss Prime Site AG Class A (Æ)	17,216	1,358

		2,366

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 6.0%
Big Yellow Group PLC (ö)	111,118	589
British Land Co. PLC (Ñ)(ö)	699,619	6,202
Capital & Counties Properties PLC	209,564	566
Capital Shopping Centres Group PLC Class H (ö)	103,593	636
Derwent London PLC	101,286	2,669
Great Portland Estates PLC (Æ)	399,762	2,474
Hammerson PLC	801,525	5,746
Hansteen Holdings PLC (ö)	112,893	154
Land Securities Group PLC (ö)	483,756	5,692
Metric Property Investments PLC (Æ)(ö)	172,700	303
Segro PLC (ö)	791,719	4,084
Shaftesbury PLC (ö)	114,378	868
Unite Group PLC	276,739	959

		30,942

United States - 40.5%
Acadia Realty Trust (ö)	38,400	727
Alexandria Real Estate Equities, Inc. (ö)	30,679	2,392
AMB Property Corp. (ö)	101,507	3,651
American Assets Trust, Inc. (ö)	54,435	1,158
American Campus Communities, Inc. (ö)	9,500	314
Apartment Investment & Management Co. Class A (ö)	53,500	1,363
AvalonBay Communities, Inc. (ö)	84,640	10,163
BioMed Realty Trust, Inc. (ö)	113,818	2,164
Boston Properties, Inc. (ö)	107,842	10,229
BRE Properties, Inc. Class A (ö)	22,889	1,080
Camden Property Trust (ö)	67,400	3,830
Campus Crest Communities, Inc. (ö)	27,200	322
Coresite Realty Corp. (ö)	14,800	234
Corporate Office Properties Trust (ö)	9,200	332
DCT Industrial Trust, Inc. (ö)	145,800	809
Developers Diversified Realty Corp. (ö)	366,749	5,134
DiamondRock Hospitality Co. (ö)	88,038	983
Digital Realty Trust, Inc. (Ñ)(ö)	42,919	2,495
Douglas Emmett, Inc. (ö)	41,999	787
Duke Realty Corp. (ö)	63,339	887
DuPont Fabros Technology, Inc. (Ñ)(ö)	113,756	2,758
Entertainment Properties Trust (ö)	22,500	1,053
Equity Lifestyle Properties, Inc. (ö)	12,000	692
Equity Residential (ö)	250,532	14,134
Essex Property Trust, Inc. (ö)	27,503	3,411
Excel Trust, Inc. (ö)	5,300	62
Extra Space Storage, Inc. (ö)	140,953	2,919
Federal Realty Investment Trust (ö)	25,500	2,080
First Industrial Realty Trust, Inc. (Æ)(ö)	47,626	566
First Potomac Realty Trust (ö)	66,500	1,047
Forest City Enterprises, Inc. Class A (Æ)	122,919	2,315
General Growth Properties, Inc. (Æ)(ö)	240,580	3,724
HCP, Inc. (ö)	135,013	5,122
Health Care REIT, Inc. (ö)	101,826	5,340
Hersha Hospitality Trust Class A (ö)	212,852	1,264
Highwoods Properties, Inc. (ö)	36,900	1,292
Home Properties, Inc. (ö)	2,016	119
Host Hotels & Resorts, Inc. (ö)	506,177	8,913

Real Estate Securities Fund	53

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Hyatt Hotels Corp. Class A (Æ)	39,213		1,688
Kilroy Realty Corp. (ö)	71,088		2,760
Kimco Realty Corp. (ö)	230,526		4,227
Kite Realty Group Trust (ö)	200		1
LaSalle Hotel Properties (ö)	4,554		123
Liberty Property Trust (Ñ)(ö)	148,702		4,893
Macerich Co. (The) (ö)	94,429		4,677
Mack-Cali Realty Corp. (ö)	35,325		1,198
Mid-America Apartment Communities, Inc. (ö)	6,100		392
National Retail Properties, Inc. (ö)	25,900		677
Nationwide Health Properties, Inc. (ö)	93,500		3,976
Omega Healthcare Investors, Inc. (ö)	63,600		1,421
Pebblebrook Hotel Trust (ö)	33,100		733
Piedmont Office Realty Trust, Inc. Class A (ö)	28,500		553
Post Properties, Inc. (ö)	69,077		2,711
ProLogis (ö)	401,074		6,409
PS Business Parks, Inc. (ö)	20,786		1,204
Public Storage (ö)	68,923		7,644
Regency Centers Corp. (ö)	84,400		3,670
Retail Opportunity Investments Corp. (ö)	80,840		884
Simon Property Group, Inc. (ö)	226,951		24,323
SL Green Realty Corp. (ö)	66,725		5,018
Sovran Self Storage, Inc. (ö)	15,600		617
Starwood Hotels & Resorts Worldwide, Inc. (ö)	26,219		1,524
Sunstone Hotel Investors, Inc. (Æ)(ö)	212,276		2,163
Taubman Centers, Inc. (ö)	5,100		273
UDR, Inc. (ö)	132,633		3,232
Ventas, Inc. (ö)	108,977		5,918
Vornado Realty Trust (ö)	93,254		8,161

			206,935

Total Common Stocks (cost $413,324)			495,904

Short-Term Investments - 2.3%
United States - 2.3%
Russell U.S. Cash Management Fund	11,866,014	(¥)	11,866

Total Short-Term Investments (cost $11,866)			11,866

	Principal Amount ($) or Shares		Market Value $
Other Securities - 9.8%
Russell Investment Funds Liquidating Trust (×)	3,809,898	(¥)	3,810
Russell U.S. Cash Collateral Fund (×)	46,319,030	(¥)	46,319

Total Other Securities (cost $50,129)			50,129

Total Investments - 108.9% (identified cost $475,319)			557,899

Other Assets and Liabilities, Net - (8.9%)			(45,634)

Net Assets - 100.0%			512,265

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

54	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2011 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	153	AUD	149	04/04/11	—
Bank of America	AUD	210	USD	216	04/04/11	(1)
Bank of America	HKD	350	USD	45	04/01/11	—
Bank of America	HKD	713	USD	92	04/01/11	—
Bank of America	JPY	2,365	USD	28	04/04/11	—
Citibank	USD	3	AUD	3	04/05/11	—
Citibank	HKD	542	USD	70	04/04/11	—
Citibank	HKD	686	USD	88	04/04/11	—
JP Morgan Chase Bank	AUD	184	JPY	15,757	04/04/11	(1)
JP Morgan Chase Bank	EUR	14	GBP	12	04/04/11	—
JP Morgan Chase Bank	GBP	37	EUR	43	04/04/11	—
JP Morgan Chase Bank	JPY	11,476	AUD	134	04/04/11	1
JP Morgan Chase Bank	JPY	15,899	AUD	186	04/04/11	1
State Street Bank & Trust Co.	USD	1	CAD	1	04/01/11	—
State Street Bank & Trust Co.	USD	2	EUR	2	04/01/11	—
State Street Bank & Trust Co.	USD	11	EUR	8	04/01/11	—
State Street Bank & Trust Co.	USD	1	EUR	1	04/04/11	—
State Street Bank & Trust Co.	USD	441	EUR	312	04/04/11	2
State Street Bank & Trust Co.	USD	148	GBP	93	04/01/11	—
State Street Bank & Trust Co.	USD	111	GBP	69	04/04/11	—
State Street Bank & Trust Co.	USD	20	HKD	154	04/01/11	—
State Street Bank & Trust Co.	USD	28	HKD	219	04/01/11	—
State Street Bank & Trust Co.	USD	7	JPY	565	04/01/11	—
State Street Bank & Trust Co.	USD	16	JPY	1,309	04/01/11	—
State Street Bank & Trust Co.	USD	8	JPY	646	04/04/11	—
State Street Bank & Trust Co.	USD	27	SGD	35	04/04/11	—
State Street Bank & Trust Co.	AUD	10	USD	11	04/01/11	—
State Street Bank & Trust Co.	EUR	4	GBP	3	04/05/11	—
State Street Bank & Trust Co.	EUR	14	GBP	12	04/05/11	—
State Street Bank & Trust Co.	EUR	29	USD	41	04/01/11	—
State Street Bank & Trust Co.	EUR	6	USD	9	04/04/11	—
State Street Bank & Trust Co.	GBP	17	EUR	19	04/05/11	—
State Street Bank & Trust Co.	GBP	22	EUR	25	04/05/11	—
State Street Bank & Trust Co.	GBP	27	EUR	31	04/05/11	—
State Street Bank & Trust Co.	HKD	105	USD	13	04/01/11	—
State Street Bank & Trust Co.	HKD	142	USD	18	04/01/11	—
State Street Bank & Trust Co.	HKD	292	USD	37	04/01/11	—
State Street Bank & Trust Co.	JPY	3,754	AUD	44	04/01/11	1
State Street Bank & Trust Co.	JPY	3,014	USD	37	04/01/11	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3

See accompanying notes which are an integral part of this quarterly report.

Real Estate Securities Fund	55

Russell Investment Funds

Real Estate Securities Fund

Presentation of Portfolio Holdings — March 31, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$44,513	$—	$—	$44,513
Austria	1,574	—	—	1,574
Bermuda	13,515	—	—	13,515
Brazil	2,676	—	—	2,676
Canada	19,289	—	410	19,699
Finland	4,027	—	—	4,027
France	23,201	—	—	23,201
Germany	2,019	—	—	2,019
Hong Kong	59,436	—	—	59,436
Italy	1,351	—	—	1,351
Japan	42,629	—	—	42,629
Luxembourg	161	—	—	161
Netherlands	7,607	—	—	7,607
Norway	1,428	—	—	1,428
Philippines	1,503	—	—	1,503
Singapore	23,966	—	714	24,680
Sweden	5,642	—	—	5,642
Switzerland	2,366	—	—	2,366
United Kingdom	30,942	—	—	30,942
United States	206,935	—	—	206,935
Short-Term Investments	—	11,866	—	11,866
Other Securities	—	50,129	—	50,129

Total Investments	494,780	61,995	1,124	557,899

Other Financial Instruments
Foreign Currency Exchange Contracts	3	—	—	3

Total Other Financial Instruments*	$3	$—	$—	$3

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant observable inputs (Level 3) used in determining a value for the period ending March 31, 2011 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

56	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
()	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Notes to Schedules of Investments	57

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2011 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

58	Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — March 31, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with, as of the date of this Quarterly Report, nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report.

Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	59

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. The Fund has adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Fund estimates the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date. The adoption of this guidance did not have a material effect on the financial statements.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another

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method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) clarifying existing disclosure and requiring additional disclosure related to fair value measurements and disclosures. Effective for interim and annual reporting periods beginning after December 15, 2009, a reporting entity should disclose separately the amounts of significant transfers in and out of Levels 1, 2 and 3 fair value measurements and describe the reasons for the transfers, provide fair value measurement disclosures for each class of assets and liabilities and provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non recurring fair value measurements that fall in either Level 2 or Level 3. The Funds will recognize significant transfers between levels as of the end of the reporting period. There were no significant transfers between the Levels as of March 31, 2011.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

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Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following, generally are indicative of the volume of their derivative activity during the period ended March 31, 2011.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended March 31, 2011, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Real Estate Securities Fund	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

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The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended March 31, 2011, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2011, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets

As of March 31, 2011, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Multi-Style Equity Fund	$1,950,000	$—
Aggressive Equity Fund	700,000	—
Non-U.S. Fund	2,300,000	—
Core Bond Fund	200,000	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

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The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet Russell Investment Management Company’s (“RIMCo”) credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest or split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of March 31, 2011, the Core Bond Fund had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$583,071	$2,080,175

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals.

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Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2011 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2011, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of

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market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended March 31, 2011, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2011, the Core Bond Fund did not enter into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When a fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At March 31, 2011, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States’ markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the fund and is unrelated to the interest rate on the security. The

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securities acquired by the fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the fund. The fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A—paper (“Alt—A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a fund’s portfolio at the time the fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the fund has exposure to agency mortgages, private non-agency mortgages (including those secured by subprime and Alt-A loans) and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit

Notes to Quarterly Report	67

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market. ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of March 31, 2011, the Core Bond Fund had no cash collateral balances in connection with TBAs.

68	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is the U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivable and liabilities on the Statements of Assets and Liabilities and net change in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ money managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ money managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). The Lehman Brothers International (Europe) court set a filing deadline of December 31, 2012. To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc., its parent company Lehman Brothers Holdings Inc. and securities positions facing Lehman Brothers Inc.

Notes to Quarterly Report	69

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended March 31, 2011 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received
Outstanding December 31, 2010	125	$873,046
Opened	58	180,114
Closed	(2)	(230,400)
Expired	(37)	(83,786)

Outstanding March 31, 2011	144	$738,974

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, The Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street. The RIF Liquidating Trust was formed to hold the assets redeemed in-kind from SLQT. As securities mature in the RIF Liquidating Trust, the Funds will invest the cash proceeds into the Russell U.S. Cash Collateral Fund.

As of March 31, 2011, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$6,278,137	Pool of US Government Securities
Aggressive Equity Fund	1,609,464	Pool of US Government Securities

4.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As

70	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

of March 31, 2011, the Investment Company Funds have invested $106,443,655 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $109,202,976 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

5.	Federal Income Taxes

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund
Cost of Investments	$346,444,941	$169,750,368	$371,534,457	$536,510,995	$484,185,311

Unrealized Appreciation	$72,357,508	$45,015,004	$59,759,194	$17,504,437	$79,852,160
Unrealized Depreciation	(2,322,931)	(1,830,511)	(9,119,354)	(6,298,507)	(6,138,453)

Net Unrealized Appreciation (Depreciation)	$70,034,577	$43,184,493	$50,639,840	$11,205,930	$73,713,707

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Funds’ Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Core Bond Fund - 1.6%
Adam Aircraft Industries, Term Loan	02/13/08	48,786	99.00	48	—
ARES CLO Funds	01/15/09	486,170	77.30	376	470
ARES CLO Funds	01/15/09	293,040	95.78	281	286
Ashtead Capital, Inc.	03/11/11	100,000	106.46	106	105
Banc of America Re-Remic Trust	03/28/11	1,000,000	99.98	1,000	1,000
Bank of Scotland PLC	03/10/11	200,000	103.98	208	205
Caisse Centrale Desjardins du Quebec	03/17/11	400,000	99.86	399	395
Chatham Light CLO, Ltd.	11/25/09	495,121	91.14	451	474
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	105
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	96
CIT Mortgage Loan Trust	09/11/08	78,912	100.00	79	76
DG Funding Trust	11/04/03	49	10,537.12	516	372
DnB NOR Boligkreditt	03/22/11	1,100,000	99.88	1,099	1,093
Intelsat Jackson Holdings SA	03/22/11	375,000	100.01	375	375
Nationwide Financial Services	03/22/11	375,000	99.42	373	371
Nordea Eiendomskreditt AS	03/29/11	700,000	99.68	698	699
PTTEP Canada International Finance, Ltd.	03/29/11	210,000	100.00	210	210
Ras Laffan Liquefied Natural Gas Co., Ltd. III	08/03/10	300,000	115.77	347	337
Swedbank Hypotek AB	03/21/11	300,000	100.00	300	300
Swedbank Hypotek AB	03/21/11	500,000	99.92	500	496
Symetra Financial Corp.	06/02/06	150,000	98.87	148	156
UBS AG	01/11/08	270,000	51.58	139	131

Notes to Quarterly Report	71

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Washington Mutual Mortgage Pass Through Certificates	04/01/05	187,275	100.00	187	10

					7,762

Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report with the exception of the additional disclosure below.

On May 1, 2011, the Real Estate Securities Fund was renamed the Global Real Estate Securities Fund.

72	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information	73

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2011 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2011

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2011 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., a member of FINRA and part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Bonds - 57.8%
RIC Russell Global Opportunistic Credit Fund	119,819	1,222
RIC Russell Investment Grade Bond Fund	562,360	12,231
RIF Core Bond Fund	2,084,360	22,011

		35,464

Domestic Equities - 13.1%
RIC Russell U.S. Quantitative Equity Fund	119,581	3,702
RIF Aggressive Equity Fund	96,700	1,249
RIF Multi-Style Equity Fund	215,550	3,085

		8,036

International Equities - 20.0%
RIC Russell Emerging Markets Fund	88,990	1,880
RIC Russell Global Equity Fund	531,600	4,928
RIF Non-U.S. Fund	526,415	5,512

		12,320

Real Assets - 9.1%
RIC Russell Commodity Strategies Fund	156,233	1,864
RIC Russell Global Infrastructure Fund	170,270	1,859
RIF Real Estate Securities Fund	130,167	1,851

		5,574

Total Investments - 100.0% (identified cost $54,813)		61,394

Other Assets and Liabilities, Net - (0.0%)		(29)

Net Assets - 100.0%		61,365

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Bonds - 37.9%
RIC Russell Global Opportunistic Credit Fund	535,074	5,458
RIF Core Bond Fund	6,029,493	63,671

		69,129

Domestic Equities - 23.0%
RIC Russell U.S. Quantitative Equity Fund	530,526	16,425
RIF Aggressive Equity Fund	569,742	7,361
RIF Multi-Style Equity Fund	1,274,418	18,237

		42,023

International Equities - 29.0%
RIC Russell Emerging Markets Fund	349,690	7,389
RIC Russell Global Equity Fund	1,968,112	18,245
RIF Non-U.S. Fund	2,610,409	27,331

		52,965

Real Assets - 10.1%
RIC Russell Commodity Strategies Fund	616,151	7,351
RIC Russell Global Infrastructure Fund	503,096	5,494
RIF Real Estate Securities Fund	385,907	5,487

		18,332

Total Investments - 100.0% (identified cost $161,968)		182,449

Other Assets and Liabilities, Net - (0.0%)		(67)

Net Assets - 100.0%		182,382

`

See accompanying notes which are an integral part of this quarterly report.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Bonds - 19.0%
RIC Russell Global Opportunistic Credit Fund	401,716	4,098
RIF Core Bond Fund	1,455,063	15,365

		19,463

Domestic Equities - 29.0%
RIC Russell U.S. Quantitative Equity Fund	364,748	11,293
RIF Aggressive Equity Fund	481,109	6,216
RIF Multi-Style Equity Fund	860,693	12,316

		29,825

International Equities - 38.0%
RIC Russell Emerging Markets Fund	245,792	5,194
RIC Russell Global Equity Fund	1,549,298	14,362
RIF Non-U.S. Fund	1,860,263	19,477

		39,033

Real Assets - 14.0%
RIC Russell Commodity Strategies Fund	516,655	6,164
RIC Russell Global Infrastructure Fund	376,137	4,107
RIF Real Estate Securities Fund	288,671	4,105

		14,376

Total Investments - 100.0% (identified cost $90,388)		102,697

Other Assets and Liabilities, Net - (0.0%)		(42)

Net Assets - 100.0%		102,655

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Bonds - 5.0%
RIC Russell Global Opportunistic Credit Fund	145,595	1,485

Domestic Equities - 36.1%
RIC Russell U.S. Quantitative Equity Fund	135,657	4,200
RIF Aggressive Equity Fund	164,839	2,130
RIF Multi-Style Equity Fund	314,189	4,496

		10,826

International Equities - 43.9%
RIC Russell Emerging Markets Fund	100,713	2,128
RIC Russell Global Equity Fund	452,095	4,191
RIF Non-U.S. Fund	653,827	6,846

		13,165

Real Assets - 15.1%
RIC Russell Commodity Strategies Fund	151,222	1,804
RIC Russell Global Infrastructure Fund	110,474	1,206
RIF Real Estate Securities Fund	105,614	1,502

		4,512

Total Investments - 100.1% (identified cost $24,597)		29,988

Other Assets and Liabilities, Net - (0.1%)		(19)

Net Assets - 100.0%		29,969

See accompanying notes which are an integral part of this quarterly report.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2011 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds are “funds of funds” which seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) and other of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Asset Allocation Targets as of May 1, 2011*
Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bond Funds
RIF Core Bond Fund	31-41%	30-40%	10-20%	0%
RIC Russell Global Opportunistic Credit Fund	0-7	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund	15-25	0	0	0
Domestic Equity Funds
RIF Aggressive Equity Fund	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-10	5-15	7-17	10-20
RIC Russell U.S. Quantitative Equity Fund	1-11	4-14	6-16	9-19
International Equity Funds
RIF Non-U.S. Fund	4-14	10-20	14-24	18-28
RIC Russell Emerging Markets Fund	0-8	0-9	0-10	2-12
RIC Russell Global Equity Fund	3-13	5-15	9-19	9-19
Real Asset Funds
RIF Global Real Estate Securities Fund	0-8	0-8	0-9	0-10
RIC Russell Commodity Strategies Fund	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund	0-8	0-8	0-9	0-9

*	Prospectus dated May 1, 2011

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the market price at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted prices in non-active markets or prices derived from market data

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended March 31, 2011 were level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2011 (Unaudited)

3.	Federal Income Taxes

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$57,636,007	$167,806,540	$93,644,117	$28,538,890

Unrealized Appreciation	$3,758,459	$14,642,167	$9,052,437	$1,448,699
Unrealized Depreciation	—	—	—	—

Net Unrealized Appreciation (Depreciation)	$3,758,459	$14,642,167	$9,052,437	$1,448,699

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report with the exception of the additional disclosures below.

On May 1, 2011, the Real Estate Securities Fund was renamed the Global Real Estate Securities Fund. Also, on May 3, 2011, the Conservative Strategy Fund commenced operations.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Insurance Company for further details.

10	Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-309

Item 2.  Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: May 25, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 25, 2011